UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2010

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semiannual Report
September 30, 2010

American Century Investments®

Capital Preservation Fund

President’s Letter	2
Market Perspective	3
U.S. Fixed-Income Total Returns	3

Capital Preservation

Performance	4
Yields	5
Portfolio at a Glance	5
Portfolio Composition by Maturity	5

Shareholder Fee Example	6

Financial Statements

Schedule of Investments	8
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	15

Other Information

Proxy Voting Results	16
Approval of Management Agreement	17
Additional Information	22
Index Definitions	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

   Jonathan Thomas

Dear Investor:

To learn more about the capital markets, your investment, and the portfolio management strategies American Century Investments provides, we encourage you to review this shareholder report for the financial reporting period ended September 30, 2010.

On the following pages, you will find investment performance and portfolio information, presented with the expert perspective and commentary of our portfolio management team. This report remains one of our most important vehicles for conveying the information you need about your investment performance, and about the market factors and strategies that affect fund returns. For additional information on the markets, we encourage you to visit the “Insights & News” tab at our Web site, americancentury.com, for updates and further expert commentary.

The top of our Web site’s home page also provides a link to “Our Story,” which, first and foremost, outlines our commitment—since 1958—to helping clients reach their financial goals. We believe strongly that we will only be successful when our clients are successful. That’s who we are.

Another important, unique facet of our story and who we are is “Profits with a Purpose,” which describes our bond with the Stowers Institute for Medical Research (SIMR). SIMR is a world-class biomedical organization—founded by our company founder James E. Stowers, Jr. and his wife Virginia—that is dedicated to researching the causes, treatment, and prevention of gene-based diseases, including cancer. Through American Century Investments’ private ownership structure, more than 40% of our profits support SIMR.

Mr. Stowers’ example of achieving financial success and using that platform to help humanity motivates our entire American Century Investments team. His story inspires us to help each of our clients achieve success. Thank you for sharing your financial journey with us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Market Perspective

By David MacEwen, Chief Investment Officer, Fixed Income

Economic, Investor Uncertainty

Bonds produced solid returns during the six months ended September 30, 2010 (see the accompanying table). Economic growth and financial market performance were uneven, fueling investor uncertainty, which helped demand for bonds. On the one hand, the economy managed positive growth so far in 2010. On the other hand, the housing market and consumer debt levels remained concerns, while the unemployment rate ended September at 9.6%. The Federal Reserve (the Fed) talked about the growing risk of deflation, and investors began to anticipate another round of quantitative easing (government bond purchases by the Fed to further expand the money supply). To help keep borrowing costs low and stimulate growth, the Fed kept its short-term interest rate target (a key determinant of money market yields) near zero.

Paltry interest rates encouraged investors to reach for more yield, helping longer-dated, higher-yielding securities do best. In the Treasury market, this meant the 30-year bond was by far the best-performing maturity segment. Corporate bonds also benefited from demand by yield-hungry investors; however, worries about the economy and potential fallout from the sovereign debt crisis meant higher-quality investment-grade debt was favored over high-yield bonds.

Government agency mortgage-backed securities (MBS) had modest, positive returns, but lagged other segments of the taxable bond market. In part this was because the Fed ended its active support for this market in March 2010. In addition, MBS yields were at historically low levels relative to Treasuries, meaning they offered little incentive for investors to take on the additional risks these securities entail.

Cash returns were essentially flat for the six months, reflecting the Fed’s policy of extremely low rates. Finally, Treasury inflation-linked securities had positive returns but lagged nominal Treasuries in this low-inflation environment.

Yield Curve Fell, Flattened

With the Fed openly debating the possibility of deflation and investors buying longer-term Treasuries, the Treasury yield curve shifted lower and flattened during the six months. The two-year Treasury note yield fell from 1.02% to 0.43%, and its 30-year counterpart (most sensitive to inflation/deflation concerns) fell from 4.71% to 3.69%.

U.S. Fixed-Income Total Returns
For the six months ended September 30, 2010*
Barclays Capital U.S. Treasury Bellwethers		Barclays Capital U.S. Bond Market Indices
Three-Month Bill	0.09%	Corporate (investment-grade)	8.29%
Two-Year Note	1.79%	Treasury	7.54%
10-Year Note	13.25%	Corporate High-Yield	6.60%
30-Year Bond	20.70%	TIPS (inflation-linked)	6.40%
*Total returns for periods less than one year are not annualized.		Aggregate	6.05%
		MBS (mortgage-backed)	3.52%

3

Performance
Capital Preservation

Total Returns as of September 30, 2010
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Inception Date
Investor Class	CPFXX	0.01%(2)	0.01%(2)	2.22%(2)	2.09%(2)	10/13/72
Barclays Capital U.S. 1–3 Month Treasury Bill Index	—	0.08%	0.11%	2.48%	2.41%	—
Lipper U.S. Treasury Money Market Funds Average Return(3)	—	0.01%	0.02%	1.96%	1.84%	—
Investor Class’s Lipper Ranking Among U.S. Treasury Money Market Funds(3)	—	—	34 of 69	7 of 63	6 of 45	—

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

(3)
Data provided by Lipper Inc. — A Reuters Company. © 2010 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

Lipper Fund Performance — Performance data is total return, and is preliminary and subject to revision.

Lipper Rankings — Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Total Annual Fund Operating Expenses
Investor Class 0.48%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

4

Capital Preservation

Yields as of September 30, 2010
7-Day Current Yield
After waiver*	0.01%
Before waiver	-0.30%
7-Day Effective Yield
After waiver*	0.01%
*Yields would have been lower if a portion of the management fee had not been waived.

Portfolio at a Glance
As of 9/30/10
Weighted Average Maturity	54 days
Weighted Average Life	54 days

Portfolio Composition by Maturity
% of fund investments as of 9/30/10
1-30 days	32%
31-90 days	47%
91-180 days	18%
More than 180 days	3%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/10	Ending Account Value 9/30/10		Expenses Paid During Period(1) 4/1/10 – 9/30/10	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.10		$0.85	0.17%
Investor Class (before waiver)	$1,000	$1,000.10	(2)	$2.41	0.48%
Hypothetical
Investor Class (after waiver)	$1,000	$1,024.22		$0.86	0.17%
Investor Class (before waiver)	$1,000	$1,022.66		$2.43	0.48%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

7

Schedule of Investments
Capital Preservation

SEPTEMBER 30, 2010 (UNAUDITED)

	Principal Amount	Value
U.S. Treasury Bills(1) — 69.1%
U.S. Treasury Bills, 0.18%, 10/7/10	$175,000,000	$174,994,896
U.S. Treasury Bills, 0.11%, 10/14/10	125,000,000	124,994,899
U.S. Treasury Bills, 0.21%, 10/21/10	184,090,000	184,068,848
U.S. Treasury Bills, 0.11%, 10/28/10	250,000,000	249,978,962
U.S. Treasury Bills, 0.14%, 11/4/10	290,000,000	289,960,404
U.S. Treasury Bills, 0.15%, 11/12/10	200,000,000	199,966,050
U.S. Treasury Bills, 0.15%, 11/18/10	310,000,000	309,936,400
U.S. Treasury Bills, 0.15%, 11/26/10	100,000,000	99,976,978
U.S. Treasury Bills, 0.14%, 12/9/10	200,000,000	199,947,867
U.S. Treasury Bills, 0.15%, 12/16/10	12,000,000	11,996,251
U.S. Treasury Bills, 0.15%, 12/30/10	100,000,000	99,962,500
U.S. Treasury Bills, 0.34%, 1/13/11	50,000,000	49,950,528
U.S. Treasury Bills, 0.22%, 2/10/11	45,000,000	44,964,103
U.S. Treasury Bills, 0.18%, 3/10/11	100,000,000	99,918,222
TOTAL U.S. TREASURY BILLS		2,140,616,908
U.S. Treasury Notes(1) — 21.1%
U.S. Treasury Notes, 4.25%, 10/15/10	155,000,000	155,242,221
U.S. Treasury Notes, 1.50%, 10/31/10	160,000,000	160,193,570
U.S. Treasury Notes, 4.375%, 12/15/10	50,000,000	50,407,758
U.S. Treasury Notes, 0.875%, 1/31/11	120,000,000	120,227,351
U.S. Treasury Notes, 0.875%, 2/28/11	65,000,000	65,178,857
U.S. Treasury Notes, 4.50%, 2/28/11	25,000,000	25,440,000
U.S. Treasury Notes, 0.875%, 4/30/11	25,000,000	25,097,339
U.S. Treasury Notes, 1.00%, 7/31/11	50,000,000	50,294,971
TOTAL U.S. TREASURY NOTES		652,082,067
TOTAL INVESTMENT SECURITIES — 90.2%		2,792,698,975
OTHER ASSETS AND LIABILITIES — 9.8%(2)		303,367,622
TOTAL NET ASSETS — 100.0%		$3,096,066,597

Notes to Schedule of Investments

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

(2)	Category includes amounts related to net securities sold but not settled as of the period end.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

SEPTEMBER 30, 2010 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$2,792,698,975
Cash	4,901,268
Receivable for investments sold	294,049,444
Receivable for capital shares sold	2,679,351
Interest receivable	5,165,872
3,099,494,910

Liabilities
Payable for capital shares redeemed	2,995,744
Accrued management fees	432,296
Dividends payable	273
3,428,313

Net Assets	$3,096,066,597

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	3,096,058,171

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$3,096,059,067
Undistributed net realized gain on investment transactions	7,530
$3,096,066,597

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,888,127

Expenses:
Management fees	7,387,147
Trustees’ fees and expenses	50,636
Other expenses	53,072
7,490,855
Fees waived	(4,755,928)
2,734,927

Net investment income (loss)	153,200

Net realized gain (loss) on investment transactions	1,690

Net Increase (Decrease) in Net Assets Resulting from Operations	$154,890

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED) AND YEAR ENDED MARCH 31, 2010
Increase (Decrease) in Net Assets	September 30, 2010	March 31, 2010
Operations
Net investment income (loss)	$153,200	$250,287
Net realized gain (loss)	1,690	5,839
Net increase (decrease) in net assets resulting from operations	154,890	256,126

Distributions to Shareholders
From net investment income	(153,200)	(331,749)
From net realized gains	—	(85,586)
Decrease in net assets from distributions	(153,200)	(417,335)

Capital Share Transactions
Proceeds from shares sold	573,013,591	1,086,059,699
Proceeds from reinvestment of distributions	151,094	409,766
Payments for shares redeemed	(630,466,355)	(1,501,227,094)
Net increase (decrease) in net assets from capital share transactions	(57,301,670)	(414,757,629)

Net increase (decrease) in net assets	(57,299,980)	(414,918,838)

Net Assets
Beginning of period	3,153,366,577	3,568,285,415
End of period	$3,096,066,597	$3,153,366,577

Transactions in Shares of the Fund
Sold	573,013,591	1,086,059,699
Issued in reinvestment of distributions	151,094	409,766
Redeemed	(630,466,355)	(1,501,227,094)
Net increase (decrease) in shares of the fund	(57,301,670)	(414,757,629)

See Notes to Financial Statements.

11

Notes to Financial Statements

SEPTEMBER 30, 2010 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and is organized as a Massachusetts business trust. Capital Preservation Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under Rule 2a-7 of the 1940 Act. The fund’s investment objective is to seek maximum safety and liquidity by investing in short-term money market securities issued by the U.S. Treasury that are guaranteed by the direct full faith and credit pledge of the U.S. government. Its secondary objective is to seek to pay shareholders the highest rate of return consistent with safety and liquidity. The following is a summary of the fund’s significant accounting policies.

Security Valuations — Securities are generally valued at amortized cost, which approximates current market value. When such valuations do not reflect market value, securities may be valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as “roll” transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a Management Agreement (the Agreement) with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The Agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1370% to 0.2500%. The rates for the Complex Fee range from 0.2500% to 0.3100%. During the six months ended September 30, 2010, the investment advisor voluntarily agreed to waive 0.021% of its management fee. The investment advisor expects the fee waiver to continue through July 31, 2011, and cannot terminate it without consulting the Board of Trustees. In order to maintain a positive yield, ACIM may voluntarily waive a portion of its management fee on a daily basis. This fee waiver may be revised or terminated at any time without notice. The effective annual management fee before waiver for the six months ended September 30, 2010 was 0.47%. The effective annual management fee after waiver for the six months ended September 30, 2010 was 0.16%.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of September 30, 2010, the valuation inputs used to determine the fair value of the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

4. Interfund Lending

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Trustees. During the six months ended September 30, 2010, the fund did not utilize the program.

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

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Financial Highlights
Capital Preservation

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2010(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations
Net Investment Income (Loss)	—	(2)	— (2)	0.01	0.04	0.04	0.03
Distributions
From Net Investment Income	—	(2)	— (2)	(0.01)	(0.04)	(0.04)	(0.03)
From Net Realized Gains	—		— (2)	—	—	—	—
Total Distributions	—	(2)	— (2)	(0.01)	(0.04)	(0.04)	(0.03)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(3)	0.01%		0.01%	0.91%	3.90%	4.59%	3.06%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.17	%(4)	0.28%	0.49%	0.47%	0.48%	0.48%
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	0.48	%(4)	0.48%	0.49%	0.47%	0.48%	0.48%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.01	%(4)	0.01%	0.87%	3.78%	4.50%	3.01%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	(0.30	)%(4)	(0.19)%	0.87%	3.78%	4.50%	3.01%
Net Assets, End of Period (in thousands)	$3,096,067		$3,153,367	$3,568,285	$3,270,834	$2,656,986	$2,647,714

(1)	Six months ended September 30, 2010 (unaudited).

(2)	Per-share amount was less than $0.005.

(3)
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

(4)	Annualized.

See Notes to Financial Statements.

15

Proxy Voting Results

A special meeting of shareholders was held on June 16, 2010, to vote on the following proposals. Each proposal received the required number of votes and was adopted. A summary of voting results is listed below each proposal.

Proposal 1:

To elect one Trustee to the Board of Trustees of American Century Government Income Trust (the proposal was voted on by all shareholders of funds issued by American Century Government Income Trust):

Frederick L.A. Grauer	For:	6,878,868,575
	Withhold:	268,743,465
	Abstain:	0
	Broker Non-Vote:	0

The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, John Freidenrich, Ronald J. Gilson, Peter F. Pervere, Myron S. Scholes, and John B. Shoven.

Proposal 2:

To approve a management agreement between the fund and American Century Investment Management, Inc.:

Investor Class	For:	1,685,824,211
	Against:	38,130,571
	Abstain:	84,101,901
	Broker Non-Vote:	119,834,926

16

Approval of Management Agreement

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services to a mutual fund are required to be reviewed, evaluated and approved each year by the fund’s board of directors/trustees, including a majority of a fund’s independent directors/trustees (the “Directors”). At American Century Investments, this process is referred to as the “15(c) Process.” The board oversees on a continuous basis the nature and quality of significant services provided by the advisor, the investment performance of the funds, shareholder services, audit and compliance functions and a variety of other matters relating to fund operations. Each year, it also holds a special meeting in connection with determining whether to renew the contracts for advisory services, to review fund performance, shareholder services, adviser profitability, audit and compliance matters, and other fund operational matters.

Under a Securities and Exchange Commission rule, the fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board’s approval or renewal of any advisory agreements within the fund’s most recently completed fiscal half-year period.

Basis for Board Approval of Management Agreement

At a meeting held on April 1, 2010, after considering all information presented, the Board approved, and determined to recommend that shareholders approve, the fund’s Management Agreement with the Advisor. In connection with that approval, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and services provided to the Fund by the Advisor. The Board also considered information received in connection with its ongoing oversight and quarterly evaluation, directly and through the committees of the Board, of the nature and quality of significant services provided by the Advisor, the investment performance of the Fund, shareholder services, audit and compliance functions and a variety of other matters relating to the Fund’s operations. The information considered and the discussions held at the meetings included, but were not limited to:

•	the nature, extent and quality of investment management, shareholder services and other services provided to the Fund;

•	the wide range of programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•	the compliance policies, procedures, and regulatory experience of the Advisor;

•	data comparing the cost of owning the Fund to the cost of owning a similar fund;

•	data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

17

•	financial data showing the profitability of the Fund to the Advisor and the overall profitability of the Advisor;

•	datacomparing services provided and charges to other non-fund investment management clients of the Advisor; and

•	consideration of collateral or “fall-out” benefits derived by the Advisor from the management of the Fund and potential sharing of economies of scale in connection with the management of the Fund.

The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision not to continue the relationship with the Advisor. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

The Board considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent legal counsel, and evaluated such information for the Fund. The Board did not identify any single factor as being all-important or controlling, and the Board members may have attributed different levels of importance to different factors. In deciding to approve the Management Agreement under the terms ultimately determined by the Board to be appropriate, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the Management Agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the Management Agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

18

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is complex and provides Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify within or among asset classes, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly review investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. If performance concerns are identified, the underperforming Fund receives special reviews until performance improves, during which time the Board discusses with the Advisor the reasons for such underperformance and any efforts being undertaken to improve performance.

Shareholder and Other Services. Under the Management Agreement, the Advisor will also provide the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through the various committees of the Board, regularly reviews reports and evaluations of such services. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

Costs of Services Provided and Profitability. The Advisor provided detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Board reviewed with the Advisor the methodology used to prepare this financial information. The Board has also reviewed with the Advisor its methodology for compensating the investment professionals that provide services to the Fund. This financial information regarding the Advisor is considered in order to evaluate the Advisor’s financial condition, its ability to continue to provide services under the Management Agreement, and the reasonableness of the management fees.

19

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. It noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The analysis of economies of scale is further complicated by the additional services and content provided by the Advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Board seeks to evaluate economies of scale by reviewing information, such as year-over-year profitability of the Advisor generally, the profitability of its management of the Fund specifically, and the expenses incurred by the Advisor in providing various functions to the Fund. The Board believes the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, fee breakpoints as the fund complex and the Fund increase in size, and through reinvestment in its business to provide shareholders additional services and enhancements to existing services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the Fund reflect the complexity of assessing economies of scale.

Comparison to Other Funds’ Fees. The Management Agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s Independent Trustees (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, the components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee to be paid by the Fund to the Advisor under the Management Agreement is reasonable in light of the services to be provided to the Fund.

20

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature and extent of the services, fees, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the Fund to determine breakpoints in the Fund’s fee schedule, provided they are managed using the same investment team and strategy.

Conclusion of the Board. As a result of this process, the Board, in the absence of particular circumstances and assisted by the advice of its independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the Management Agreement be approved and recommended its approval to Fund shareholders. In addition, the Directors negotiated a renewal of the one-year waiver by the advisor of a portion of the management fee for Capital Preservation that was in place during the previous year. This change was proposed by the Directors based on their review of the percentile rank of the fund’s fees within the fund’s peer universe and the fact that the Directors seek, as a general rule, to have total expense ratios of existing fixed income and money market funds in the lowest 25th percentile of the fees of comparable funds.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Barclays Capital U.S. 1-3 Month Treasury Bill Index is the 1-3 month component of the U.S. Treasury Bill Index. The U.S. Treasury Bill Index includes U.S. Treasury bills with a maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips.

The Barclays Capital U.S. Aggregate Bond Index represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S. dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Barclays Capital U.S. Corporate Bond Index (investment-grade) consists of publicly issued U.S. corporate and specified foreign debentures that are SEC-registered and meet specific maturity, liquidity, and quality requirements.

The Barclays Capital U.S. Corporate High-Yield Bond Index covers the universe of fixed-rate, non-investment grade corporate debt of issuers in non-emerging market countries. Eurobonds and debt issues from countries designated as emerging markets are excluded.

The Barclays Capital U.S. MBS Index (mortgage-backed securities) is a component of the U.S. Aggregate Bond Index and covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).

The Barclays Capital U.S. Treasury Bond Index is the U.S. Treasury component of the U.S. Government/Credit Bond Index (a subset of the U.S. Aggregate Bond Index), is composed of public obligations of the U.S. Treasury with a remaining maturity of one year or more and excludes Treasury Bills.

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index consists of Treasury inflation-protected securities issued by the U.S. Treasury with a remaining maturity of one year or more.

23

Notes

24

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Government Income Trust
Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

1011
CL-SAN-69825

Semiannual Report
September 30, 2010

American Century Investments®

Ginnie Mae Fund

President’s Letter	2
Market Perspective	3
U.S. Fixed-Income Total Returns	3

Ginnie Mae

Performance	4
Portfolio Commentary	6
Portfolio at a Glance	8
Yields	8
Types of Investments in Portfolio	8

Shareholder Fee Example	9

Financial Statements

Schedule of Investments	11
Statement of Assets and Liabilities	14
Statement of Operations	15
Statement of Changes in Net Assets	16
Notes to Financial Statements	17
Financial Highlights	23

Other Information

Proxy Voting Results	28
Approval of Management Agreement	29
Additional Information	34
Index Definitions	35

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

   Jonathan Thomas

Dear Investor:

To learn more about the capital markets, your investment, and the portfolio management strategies American Century Investments provides, we encourage you to review this shareholder report for the financial reporting period ended September 30, 2010.

On the following pages, you will find investment performance and portfolio information, presented with the expert perspective and commentary of our portfolio management team. This report remains one of our most important vehicles for conveying the information you need about your investment performance, and about the market factors and strategies that affect fund returns. For additional information on the markets, we encourage you to visit the “Insights & News” tab at our Web site, americancentury.com, for updates and further expert commentary.

The top of our Web site’s home page also provides a link to “Our Story,” which, first and foremost, outlines our commitment—since 1958—to helping clients reach their financial goals. We believe strongly that we will only be successful when our clients are successful. That’s who we are.

Another important, unique facet of our story and who we are is “Profits with a Purpose,” which describes our bond with the Stowers Institute for Medical Research (SIMR). SIMR is a world-class biomedical organization—founded by our company founder James E. Stowers, Jr. and his wife Virginia—that is dedicated to researching the causes, treatment, and prevention of gene-based diseases, including cancer. Through American Century Investments’ private ownership structure, more than 40% of our profits support SIMR.

Mr. Stowers’ example of achieving financial success and using that platform to help humanity motivates our entire American Century Investments team. His story inspires us to help each of our clients achieve success. Thank you for sharing your financial journey with us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Market Perspective

By David MacEwen, Chief Investment Officer, Fixed Income

Economic, Investor Uncertainty

Bonds produced solid returns during the six months ended September 30, 2010 (see the accompanying table). Economic growth and financial market performance were uneven, fueling investor uncertainty, which helped demand for bonds. On the one hand, the economy managed positive growth so far in 2010. On the other hand, the housing market and consumer debt levels remained concerns, while the unemployment rate ended September at 9.6%. The Federal Reserve (the Fed) talked about the growing risk of deflation, and investors began to anticipate another round of quantitative easing (government bond purchases by the Fed to further expand the money supply). To help keep borrowing costs low and stimulate growth, the Fed kept its short-term interest rate target (a key determinant of money market yields) near zero.

Paltry interest rates encouraged investors to reach for more yield, helping longer-dated, higher-yielding securities do best. In the Treasury market, this meant the 30-year bond was by far the best-performing maturity segment. Corporate bonds also benefited from demand by yield-hungry investors; however, worries about the economy and potential fallout from the sovereign debt crisis meant higher-quality investment-grade debt was favored over high-yield bonds.

Government agency mortgage-backed securities (MBS) had modest, positive returns, but lagged other segments of the taxable bond market. In part this was because the Fed ended its active support for this market in March 2010. In addition, MBS yields were at historically low levels relative to Treasuries, meaning they offered little incentive for investors to take on the additional risks these securities entail.

Cash returns were essentially flat for the six months, reflecting the Fed’s policy of extremely low rates. Finally, Treasury inflation-linked securities had positive returns but lagged nominal Treasuries in this low-inflation environment.

Yield Curve Fell, Flattened

With the Fed openly debating the possibility of deflation and investors buying longer-term Treasuries, the Treasury yield curve shifted lower and flattened during the six months. The two-year Treasury note yield fell from 1.02% to 0.43%, and its 30-year counterpart (most sensitive to inflation/deflation concerns) fell from 4.71% to 3.69%.

U.S. Fixed-Income Total Returns
For the six months ended September 30, 2010*
Barclays Capital U.S. Treasury Bellwethers		Barclays Capital U.S. Bond Market Indices
Three-Month Bill	0.09%	Corporate (investment-grade)	8.29%
Two-Year Note	1.79%	Treasury	7.54%
10-Year Note	13.25%	Corporate High-Yield	6.60%
30-Year Bond	20.70%	TIPS (inflation-linked)	6.40%
*Total returns for periods less than one year are not annualized.		Aggregate	6.05%
		MBS (mortgage-backed)	3.52%

3

Performance
Ginnie Mae

Total Returns as of September 30, 2010
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BGNMX	4.14%	6.42%(2)	6.05%(2)	5.65%	7.16%	9/23/85
Barclays Capital U.S. GNMA Index	—	4.36%	6.72%	6.45%	6.21%	7.90%(3)	—
Institutional Class	AGMNX	4.24%	6.63%(2)	—	—	7.53%(2)	9/28/07
A Class(4) No sales charge* With sales charge*	BGNAX	4.01% -0.70%	6.16%(2) 1.35%	5.78% 4.82%	5.38% 4.90%	5.32% 4.95%	10/9/97
C Class No sales charge* With sales charge*	BGNCX	3.62% 2.62%	— —	— —	— —	3.70%(1) 2.70%(1)	3/1/10
R Class	AGMWX	3.78%	5.79%	—	—	6.74%(2)	9/28/07

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

(3)	Since 9/30/85, the date nearest the Investor Class’s inception for which data are available.

(4)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Ginnie Mae

Growth of $10,000 Over 10 Years
$10,000 investment made September 30, 2000

*Ending value would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.57%	0.37%	0.82%	1.57%	1.07%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

5

Portfolio Commentary
Ginnie Mae

Portfolio Managers: Bob Gahagan, Hando Aguilar, and Dan Shiffman

Performance Summary

Ginnie Mae returned 4.14%* for the six months ended September 30, 2010. By comparison, the Barclays Capital U.S. GNMA Index returned 4.36%. See page 4 for additional performance comparisons. Portfolio returns reflect operating expenses, while index returns do not.

Mortgage Market Review

Conditions in the housing market were challenging—though mortgage rates remained near record lows, home prices and sales activity lagged in the wake of the June expiration of the government’s homebuyer tax credit. Low rates encouraged mortgage refinancing, but tight lending standards and depressed home values limited refinancing volumes. Against that backdrop, mortgage-backed securities (MBS) produced positive returns but trailed other high-quality taxable bonds. Demand for MBS dropped off as the Federal Reserve’s (the Fed’s) MBS purchase program ended in March. In addition, MBS were comparatively less attractive because their yields stood at historically low levels on an absolute basis and relative to the income payouts available on Treasury securities. What’s more, the final structure and roles of Fannie Mae and Freddie Mac are still to be determined, casting some uncertainty over the market. While that uncertainty weighed on MBS generally, it helped GNMA securities outperform those of Fannie Mae and Freddie Mac for the six months.

Reducing Risk

Many of the changes we made to the portfolio in the last six months were to reduce risk and position the portfolio for greater interest rate volatility. The main way we did that was by focusing on bonds with specific prepayment attributes or structural characteristics—such as select collateralized mortgage obligations (CMOs)—that better define their likely behavior under different interest rate environments. Another way we did that was to add seasoned MBS (securities that have been through previous periods of rate volatility).

In terms of coupon structure, we held an overweight position in intermediate (5.5%–6%) and premium (higher than prevailing rates) coupon bonds over discounts (those with coupons below prevailing rates). We believe this coupon structure should prove beneficial if rates are stable or rise going forward. (Discount bonds tend to underperform premium MBS when rates rise.) However, we did get closer to neutral in terms of coupon structure in recent months, consistent with our risk-reduction approach.

We also increased the portfolio’s issuer diversification by adding what we considered to be attractively valued GNMA IIs (multi-issuer mortgage pools, as opposed to single-issuer GNMA Is).

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

6

Ginnie Mae

Yield Curve Trade Helped

In late 2009, when the slope of the Treasury yield curve approached record levels of steepness, we put in place a yield curve “flattening” trade. We implemented the trade using two- and 30-year Treasury futures (based on the expectation that the yield difference between two- and 30-year securities would narrow going forward). The trade was “duration neutral,” meaning we added no additional interest rate risk in taking the position. This trade was designed to benefit from either a greater rise in short-maturity yields than long-maturity (a “bear flattener”) or a greater decline in long-maturity yields than short-maturity (a “bull flattener”). In the last six months, we’ve seen mostly a bull flattener.

Outlook

“We have a cautious outlook for the economy and fixed-income markets,” said Portfolio Manager Bob Gahagan. “With respect to the economy, we believe the consumer faces a number of challenges in terms of jobs, housing, and the availability of credit. In addition, the money supply is contracting, leading to questions about the Fed’s ability to aid the economy further. Similarly, the effect of the government’s stimulus plan is waning, and it’s not clear there is any more help in the pipeline. And while an environment of slow growth and modest inflation is typically good for high-quality bonds, yields are already so low that it’s hard to see a sustained rally from here.”

“The mortgage market is in transition,” explained Portfolio Manager Hando Aguilar, “with the futures of Fannie Mae and Freddie Mac still undefined. In addition, interest rates are at very low levels, presenting mortgage investors with refinancing risk. However, we think the greater risk over time is from higher interest rates as the economy gradually improves. Rising rates are particularly challenging for MBS, which typically do best when rates are relatively stable. Given those challenges, we are likely to continue to attempt to reduce risk. One way to do that is to maintain a duration (price sensitivity to interest rate changes) close to that of the benchmark. In terms of sector and security selection, we will continue to hold seasoned bonds as well as CMOs and other structured products that we believe can outperform traditional MBS in periods of volatile interest rates.”

7

Ginnie Mae

Portfolio at a Glance
As of 9/30/10
Average Duration (effective)	3.4 years
Weighted Average Life	4.0 years

Yields as of September 30, 2010(1)
30-Day SEC Yield
Investor Class	3.47%
Institutional Class	3.67%
A Class	3.08%
C Class	2.48%
R Class	2.98%
(1)Yields would have been lower if a portion of the management fee had not been waived.

Types of Investments in Portfolio
% of fund investments as of 9/30/10
U.S. Government Agency Mortgage-Backed Securities (all GNMAs)	90.8%
U.S. Government Agency Collateralized Mortgage Obligations (all GNMAs)	5.6%
Temporary Cash Investments	3.6%

8

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

9

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/10	Ending Account Value 9/30/10		Expenses Paid During Period(1) 4/1/10 – 9/30/10	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,041.40		$2.71	0.53%
Investor Class (before waiver)	$1,000	$1,041.40	(2)	$2.87	0.56%
Institutional Class (after waiver)	$1,000	$1,042.40		$1.69	0.33%
Institutional Class (before waiver)	$1,000	$1,042.40	(2)	$1.84	0.36%
A Class (after waiver)	$1,000	$1,040.10		$3.99	0.78%
A Class (before waiver)	$1,000	$1,040.10	(2)	$4.14	0.81%
C Class (after waiver)	$1,000	$1,036.20		$7.81	1.53%
C Class (before waiver)	$1,000	$1,036.20	(2)	$7.96	1.56%
R Class (after waiver)	$1,000	$1,037.80		$5.26	1.03%
R Class (before waiver)	$1,000	$1,037.80	(2)	$5.41	1.06%
Hypothetical
Investor Class (after waiver)	$1,000	$1,022.41		$2.69	0.53%
Investor Class (before waiver)	$1,000	$1,022.26		$2.84	0.56%
Institutional Class (after waiver)	$1,000	$1,023.41		$1.67	0.33%
Institutional Class (before waiver)	$1,000	$1,023.26		$1.83	0.36%
A Class (after waiver)	$1,000	$1,021.16		$3.95	0.78%
A Class (before waiver)	$1,000	$1,021.01		$4.10	0.81%
C Class (after waiver)	$1,000	$1,017.40		$7.74	1.53%
C Class (before waiver)	$1,000	$1,017.25		$7.89	1.56%
R Class (after waiver)	$1,000	$1,019.90		$5.22	1.03%
R Class (before waiver)	$1,000	$1,019.75		$5.37	1.06%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had notbeen waived.

10

Schedule of Investments
Ginnie Mae

SEPTEMBER 30, 2010 (UNAUDITED)

Principal Amount	Value
U.S. Government Agency Mortgage-Backed Securities(1) — 97.4%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.0%
GNMA, VRN, 1.88%, 4/1/11	$17,041,393	$17,428,632
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 96.4%
GNMA, 4.50%, settlement date 10/15/10(2)	70,000,000	73,696,840
GNMA, 4.00%, 12/20/39 to 2/20/40	40,568,751	42,000,100
GNMA, 4.50%, 7/15/33 to 9/15/40	275,153,246	290,842,931
GNMA, 5.00%, 6/15/33 to 6/20/40(3)	426,182,145	456,558,941
GNMA, 5.50%, 4/15/33 to 1/20/40(3)	394,874,754	425,866,212
GNMA, 6.00%, 7/20/16 to 2/20/39(3)	211,043,477	229,810,311
GNMA, 6.50%, 6/15/23 to 11/15/38(3)	51,818,774	57,628,120
GNMA, 7.00%, 5/15/17 to 12/20/29(3)	9,253,992	10,546,396
GNMA, 7.25%, 4/15/23 to 6/15/23(3)	59,675	67,409
GNMA, 7.50%, 6/15/13 to 11/15/31(3)	7,101,565	8,113,455
GNMA, 7.65%, 6/15/16 to 12/15/16(3)	81,145	88,523
GNMA, 7.75%, 11/15/22 to 6/20/23(3)	53,259	61,422
GNMA, 7.77%, 4/15/20 to 6/15/20(3)	225,335	257,816
GNMA, 7.85%, 9/20/22(3)	31,691	36,579
GNMA, 7.89%, 9/20/22(3)	13,921	16,086
GNMA, 7.98%, 6/15/19(3)	86,609	95,665
GNMA, 8.00%, 2/20/17 to 7/20/30(3)	2,119,598	2,473,674
GNMA, 8.15%, 2/15/21(3)	57,156	66,461
GNMA, 8.25%, 10/20/16 to 5/15/27(3)	495,726	560,366
GNMA, 8.35%, 11/15/20(3)	39,016	45,008
GNMA, 8.50%, 1/20/13 to 12/15/30(3)	1,745,715	2,041,497
GNMA, 8.75%, 1/15/17 to 7/15/27(3)	155,494	174,231
GNMA, 9.00%, 3/15/13 to 1/15/25(3)	1,083,301	1,221,079
GNMA, 9.25%, 9/15/16 to 3/15/25(3)	231,287	258,673
GNMA, 9.50%, 5/15/16 to 7/20/25(3)	435,664	499,538
GNMA, 9.75%, 8/15/17 to 11/20/21(3)	101,134	117,793
GNMA, 10.00%, 3/15/16 to 1/15/22(3)	61,796	67,902
GNMA, 10.25%, 5/15/12 to 2/15/19(3)	12,826	13,980
GNMA, 10.50%, 3/15/14 to 4/20/19(3)	61,932	66,115
GNMA, 11.00%, 2/15/16 to 6/15/20(3)	32,885	37,663
GNMA, 11.25%, 2/20/16(3)	1,878	2,139
GNMA, 11.50%, 5/15/13 to 10/20/18(3)	4,397	4,591
GNMA, 12.00%, 12/15/12(3)	3,015	3,046
GNMA, 12.25%, 2/15/14(3)	3,163	3,196
GNMA, 12.50%, 12/15/10 to 12/15/13(3)	7,651	7,729
GNMA, 13.00%, 2/15/11 to 8/15/15(3)	41,097	42,265
GNMA, 13.50%, 4/15/11 to 8/15/14(3)	16,938	17,429
GNMA, 13.75%, 8/15/14(3)	4,382	4,434
GNMA, 14.00%, 6/15/11 to 7/15/11(3)	242	243
GNMA, 14.50%, 10/15/12 to 12/15/12(3)	8,075	8,171
GNMA, 15.00%, 7/15/11 to 9/15/12(3)	6,853	6,974
TOTAL FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES		1,603,431,003
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,556,488,531)		1,620,859,635

11

Ginnie Mae

Principal Amount	Value
U.S. Government Agency Collateralized Mortgage Obligations(1) — 6.0%
GNMA, Series 1998-6, Class FA, VRN, 0.77%, 10/18/10, resets monthly off the 1-month LIBOR plus 0.51% with a cap of 9.00%(3)	$3,272,045	$3,288,008
GNMA, Series 1998-17, Class F, VRN, 0.76%, 10/18/10, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 9.00%(3)	385,767	387,429
GNMA, Series 2000-22, Class FG, VRN, 0.46%, 10/18/10, resets monthly off the 1-month LIBOR plus 0.20% with a cap of 10.00%(3)	153,699	153,763
GNMA, Series 2001-59, Class FD, VRN, 0.76%, 10/18/10, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	1,854,158	1,861,925
GNMA, Series 2001-62, Class FB, VRN, 0.76%, 10/18/10, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	3,752,488	3,765,979
GNMA, Series 2002-13, Class FA, VRN, 0.76%, 10/18/10, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	2,119,809	2,127,870
GNMA, Series 2002-24, Class FA, VRN, 0.76%, 10/18/10, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	3,821,019	3,842,591
GNMA, Series 2002-29, Class FA SEQ, VRN, 0.61%, 10/20/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 9.00%(3)	1,076,466	1,078,502
GNMA, Series 2002-31, Class FW, VRN, 0.66%, 10/18/10, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 8.50%(3)	1,135,377	1,139,184
GNMA, Series 2003-42, Class FW, VRN, 0.61%, 10/20/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.00%(3)	1,838,620	1,840,329
GNMA, Series 2003-55, Class PG, 5.00%, 6/20/29(3)	714,182	714,247
GNMA, Series 2003-66, Class EH, 5.00%, 5/20/32(3)	17,650,000	19,066,970
GNMA, Series 2003-66, Class HF, VRN, 0.71%, 10/20/10, resets monthly off the 1-month LIBOR plus 0.45% with a cap of 7.50%	3,533,032	3,548,494
GNMA, Series 2003-85, Class A SEQ, 4.50%, 9/20/27	1,379,196	1,393,062
GNMA, Series 2003-86, Class BD SEQ, 5.50%, 4/20/30	2,806,469	2,817,190
GNMA, Series 2004-30, Class PB, 5.00%, 5/20/29	8,810,333	8,885,994
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33(3)	22,223,224	24,116,834
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.51%, 10/18/10, resets monthly off the 1-month LIBOR plus 0.25% with a cap of 7.50%(3)	2,530,966	2,527,801
GNMA, Series 2009-45, Class AB, 5.00%, 12/20/29	5,952,111	6,139,407
GNMA, Series 2010-60, Class DY SEQ, 4.00%, 5/16/25	10,000,000	10,967,209
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $94,534,526)		99,662,788

12

Ginnie Mae

	Shares	Value
Temporary Cash Investments — 3.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	227,347	$227,347
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.00%–2.125%, 4/15/12–1/15/19, valued at $65,556,525), in a joint trading account at 0.19%, dated 9/30/10, due 10/1/10 (Delivery value $64,190,339)		64,190,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $64,417,347)		64,417,347
TOTAL INVESTMENT SECURITIES — 107.3% (Cost $1,715,440,404)		1,784,939,770
OTHER ASSETS AND LIABILITIES — (7.3)%		(120,841,689)
TOTAL NET ASSETS — 100.0%		$1,664,098,081

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
239	U.S. Long Bond	December 2010	$31,958,781	$261,278

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
1,051	U.S. Treasury 2-Year Notes	December 2010	$230,678,078	$(429,255)

Notes to Schedule of Investments

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity indicated, unless otherwise noted.

(2)	Forward commitment.

(3)	Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $336,334,000.

See Notes to Financial Statements.

13

Statement of Assets and Liabilities

SEPTEMBER 30, 2010 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,715,440,404)	$1,784,939,770
Cash	123,316
Receivable for investments sold	50,099,141
Receivable for capital shares sold	1,358,324
Receivable for variation margin on futures contracts	14,937
Interest receivable	6,658,838
1,843,194,326

Liabilities
Payable for investments purchased	174,086,016
Payable for capital shares redeemed	3,395,992
Payable for variation margin on futures contracts	65,688
Accrued management fees	715,155
Service fees (and distribution fees — A Class and R Class) payable	37,266
Distribution fees payable	975
Dividends payable	795,153
179,096,245

Net Assets	$1,664,098,081

Net Assets Consist of:
Capital paid in	$1,628,293,881
Accumulated net investment loss	(3,634,694)
Accumulated net realized loss on investment transactions	(29,892,495)
Net unrealized appreciation on investments	69,331,389
$1,664,098,081

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$1,468,787,235	133,808,781	$10.98
Institutional Class	$16,187,833	1,474,851	$10.98
A Class	$175,105,869	15,952,377	$10.98	*
C Class	$1,602,334	145,938	$10.98
R Class	$2,414,810	220,070	$10.97
*Maximum offering price $11.50 (net asset value divided by 0.9550)

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$33,828,734

Expenses:
Management fees	4,500,271
Distribution fees — C Class	3,440
Service fees — C Class	1,147
Distribution and service fees:
A Class	211,197
R Class	5,511
Trustees’ fees and expenses	26,146
Other expenses	46,492
4,794,204
Fees waived	(212,240)
4,581,964

Net investment income (loss)	29,246,770

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,745,325
Futures contract transactions	2,025,059
9,770,384

Change in net unrealized appreciation (depreciation) on:
Investments	25,941,735
Futures contracts	(135,968)
25,805,767

Net realized and unrealized gain (loss)	35,576,151

Net Increase (Decrease) in Net Assets Resulting from Operations	$64,822,921

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED) AND YEAR ENDED MARCH 31, 2010
Increase (Decrease) in Net Assets	September 30, 2010	March 31, 2010
Operations
Net investment income (loss)	$29,246,770	$57,288,199
Net realized gain (loss)	9,770,384	12,245,635
Change in net unrealized appreciation (depreciation)	25,805,767	8,040,561
Net increase (decrease) in net assets resulting from operations	64,822,921	77,574,395

Distributions to Shareholders
From net investment income:
Investor Class	(29,261,967)	(58,932,371)
Institutional Class	(363,198)	(480,395)
A Class	(3,216,245)	(6,770,082)
C Class	(13,630)	(66)
R Class	(39,192)	(45,454)
Decrease in net assets from distributions	(32,894,232)	(66,228,368)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	38,792,097	90,094,753

Net increase (decrease) in net assets	70,720,786	101,440,780

Net Assets
Beginning of period	1,593,377,295	1,491,936,515
End of period	$1,664,098,081	$1,593,377,295

Accumulated undistributed net investment income (loss)	$(3,634,694)	$12,768

See Notes to Financial Statements.

16

Notes to Financial Statements

SEPTEMBER 30, 2010 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and is organized as a Massachusetts business trust. Ginnie Mae Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The fund’s investment objective is to seek high current income while maintaining liquidity and safety of principal by investing primarily in Government National Mortgage Association certificates. In addition, the fund may buy other U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. The following is a summary of the fund’s significant accounting policies.

Multiple Class — The fund is authorized to issue the Investor Class, the Institutional Class, the A Class (formerly Advisor Class), the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of the C Class commenced on March 1, 2010.

Security Valuations — Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

17

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as “roll” transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The fund accounts for “roll” transactions as purchases and sales; as such these transactions may increase portfolio turnover.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

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2. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a Management Agreement (the Agreement) with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. From April 1, 2010 through July 31, 2010, the investment advisor voluntarily agreed to waive 0.025% of its management fee. Effective August 1, 2010, the investment advisor voluntarily agreed to waive 0.028% of its management fee. The investment advisor expects the fee waiver to continue through July 31, 2011 and cannot terminate it without consulting the Board of Trustees. The total amount of the waiver for each class for the six months ended September 30, 2010 was $187,626, $2,215, $21,990, $122, and $287 for the Investor Class, Institutional Class, A Class, C Class, and R Class, respectively. The effective annual management fee before waiver for each class for the six months ended September 30, 2010, was 0.55% for the Investor Class, A Class, C Class and R Class and 0.35% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended September 30, 2010 was 0.52% for the Investor Class, A Class, C Class and R Class and 0.32% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2010, are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS) and a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2010, were $993,753,497 and $962,288,311, respectively, all of which are U.S. Treasury and Agency obligations.

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4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2010		Year ended March 31, 2010(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	14,400,728	$157,701,503	34,274,791	$367,324,551
Issued in reinvestment of distributions	2,364,685	25,920,889	4,870,410	52,221,499
Redeemed	(14,471,214)	(157,819,750)	(32,803,453)	(351,326,924)
	2,294,199	25,802,642	6,341,748	68,219,126
Institutional Class
Sold	657,442	7,192,552	1,269,346	13,671,426
Issued in reinvestment of distributions	20,327	223,080	34,088	365,520
Redeemed	(873,600)	(9,537,126)	(383,503)	(4,110,012)
	(195,831)	(2,121,494)	919,931	9,926,934
A Class
Sold	4,121,285	45,037,418	9,460,117	101,309,034
Issued in reinvestment of distributions	169,458	1,857,772	458,194	4,912,262
Redeemed	(3,101,811)	(33,906,648)	(8,910,133)	(95,549,375)
	1,188,932	12,988,542	1,008,178	10,671,921
C Class
Sold	143,224	1,567,656	2,319	25,000
Issued in reinvestment of distributions	864	9,520	6	66
Redeemed	(475)	(5,250)	—	—
	143,613	1,571,926	2,325	25,066
R Class
Sold	64,210	696,896	154,422	1,650,125
Issued in reinvestment of distributions	3,569	39,127	4,213	45,260
Redeemed	(16,968)	(185,542)	(41,466)	(443,679)
	50,811	550,481	117,169	1,251,706
Net increase (decrease)	3,481,724	$38,792,097	8,389,351	$90,094,753

(1)	March 1, 2010 (commencement of sale) through March 31, 2010 for the C Class.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$1,620,859,635	—
U.S. Government Agency Collateralized Mortgage Obligations	—	99,662,788	—
Temporary Cash Investments	$227,347	64,190,000	—
Total Value of Investment Securities	$227,347	$1,784,712,423	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Future Contracts	$(167,977)	—	—

6. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of interest rate risk derivative instruments as of September 30, 2010, is disclosed on the Statement of Assets and Liabilities as a receivable of $14,937 in receivable for variation margin on futures contracts and a liability of $65,688 in payable for variation margin on futures contracts. For the six months ended September 30, 2010, the effect of interest rate risk derivative instruments on the Statement of Operations was $2,025,059 in net realized gain (loss) on futures contract transactions and $(135,968) in change in net unrealized appreciation (depreciation) on futures contracts.

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7. Interfund Lending

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Trustees. During the six months ended September 30, 2010, the fund did not utilize the program.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover and high commission costs.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,715,440,404
Gross tax appreciation of investments	$69,834,240
Gross tax depreciation of investments	(334,874)
Net tax appreciation (depreciation) of investments	$69,499,366

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of March 31, 2010, the fund had accumulated capital losses of $(38,352,481), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. The capital loss carryovers expire as follows:

2012	2013	2014	2015
$(8,198,327)	$(11,922,927)	$(10,878,793)	$(7,352,434)

The fund has elected to treat $(1,059,683) of net capital losses incurred in the five-month period ended March 31, 2010, as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights
Ginnie Mae

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2010(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.76		$10.68	$10.40	$10.17	$10.11	$10.34
Income From Investment Operations
Net Investment Income (Loss)(2)	0.20		0.40	0.43	0.48	0.48	0.43
Net Realized and Unrealized Gain (Loss)	0.24		0.14	0.30	0.25	0.08	(0.18)
Total From Investment Operations	0.44		0.54	0.73	0.73	0.56	0.25
Distributions
From Net Investment Income	(0.22)		(0.46)	(0.45)	(0.50)	(0.50)	(0.48)
Net Asset Value, End of Period	$10.98		$10.76	$10.68	$10.40	$10.17	$10.11

Total Return(3)	4.14%		5.12%	7.22%	7.39%	5.69%	2.47%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.53	%(4)	0.54%	0.53%	0.52%	0.57%	0.57%
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	0.56	%(4)	0.56%	0.57%	0.57%	0.57%	0.57%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.62	%(4)	3.69%	4.12%	4.73%	4.71%	4.15%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	3.59	%(4)	3.67%	4.08%	4.68%	4.71%	4.15%
Portfolio Turnover Rate	59%		171%	330%	338%	410%	315%
Net Assets, End of Period (in thousands)	$1,468,787		$1,414,742	$1,336,491	$1,179,206	$1,219,743	$1,382,022

(1)	Six months ended September 30, 2010 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

(4)	Annualized.

See Notes to Financial Statements.

23

Ginnie Mae

Institutional Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2010(1)		2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$10.76		$10.68	$10.40	$10.11
Income From Investment Operations
Net Investment Income (Loss)(3)	0.21		0.42	0.45	0.25
Net Realized and Unrealized Gain (Loss)	0.24		0.14	0.30	0.30
Total From Investment Operations	0.45		0.56	0.75	0.55
Distributions
From Net Investment Income	(0.23)		(0.48)	(0.47)	(0.26)
Net Asset Value, End of Period	$10.98		$10.76	$10.68	$10.40

Total Return(4)	4.24%		5.33%	7.44%	5.45%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.33	%(5)	0.34%	0.33%	0.29	%(5)
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	0.36	%(5)	0.36%	0.37%	0.37	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.82	%(5)	3.89%	4.32%	4.86	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	3.79	%(5)	3.87%	4.28%	4.78	%(5)
Portfolio Turnover Rate	59%		171%	330%	338	%(6)
Net Assets, End of Period (in thousands)	$16,188		$17,971	$8,016	$6,143

(1)	Six months ended September 30, 2010 (unaudited).

(2)	September 28, 2007 (commencement of sale) through March 31, 2008.

(3)	Computed using average shares outstanding throughout the period.

(4)
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2008.

See Notes to Financial Statements.

24

Ginnie Mae

A Class(1)
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2010(2)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$10.76		$10.68	$10.40	$10.17	$10.11	$10.34
Income From Investment Operations
Net Investment Income (Loss)(3)	0.19		0.37	0.40	0.46	0.45	0.40
Net Realized and Unrealized Gain (Loss)	0.24		0.14	0.30	0.24	0.08	(0.17)
Total From Investment Operations	0.43		0.51	0.70	0.70	0.53	0.23
Distributions
From Net Investment Income	(0.21)		(0.43)	(0.42)	(0.47)	(0.47)	(0.46)
Net Asset Value, End of Period	$10.98		$10.76	$10.68	$10.40	$10.17	$10.11

Total Return(4)	4.01%		4.86%	6.96%	7.12%	5.42%	2.22%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.78	%(5)	0.79%	0.78%	0.77%	0.82%	0.82%
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	0.81	%(5)	0.81%	0.82%	0.82%	0.82%	0.82%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.37	%(5)	3.44%	3.87%	4.48%	4.46%	3.90%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	3.34	%(5)	3.42%	3.83%	4.43%	4.46%	3.90%
Portfolio Turnover Rate	59%		171%	330%	338%	410%	315%
Net Assets, End of Period (in thousands)	$175,106		$158,819	$146,874	$95,323	$85,984	$73,998

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	Six months ended September 30, 2010 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

(5)	Annualized.

See Notes to Financial Statements.

25

Ginnie Mae

C Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2010(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$10.76		$10.78
Income From Investment Operations
Net Investment Income (Loss)(3)	0.15		0.02
Net Realized and Unrealized Gain (Loss)	0.24		(0.01)
Total From Investment Operations	0.39		0.01
Distributions
From Net Investment Income	(0.17)		(0.03)
Net Asset Value, End of Period	$10.98		$10.76

Total Return(4)	3.62%		0.08%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.53	%(5)	1.54	%(5)
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	1.56	%(5)	1.56	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.62	%(5)	2.72	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	2.59	%(5)	2.70	%(5)
Portfolio Turnover Rate	59%		171	%(6)
Net Assets, End of Period (in thousands)	$1,602		$25

(1)	Six months ended September 30, 2010 (unaudited).

(2)	March 1, 2010 (commencement of sale) through March 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.

See Notes to Financial Statements.

26

Ginnie Mae

R Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2010(1)		2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$10.76		$10.68	$10.40	$10.11
Income From Investment Operations
Net Investment Income (Loss)(3)	0.17		0.34	0.36	0.22
Net Realized and Unrealized Gain (Loss)	0.24		0.14	0.32	0.29
Total From Investment Operations	0.41		0.48	0.68	0.51
Distributions
From Net Investment Income	(0.20)		(0.40)	(0.40)	(0.22)
Net Asset Value, End of Period	$10.97		$10.76	$10.68	$10.40

Total Return(4)	3.78%		4.58%	6.69%	5.09%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.03	%(5)	1.04%	1.03%	0.99	%(5)
Ratio of Operating Expenses to Average Net Assets (Before Expense Waiver)	1.06	%(5)	1.06%	1.07%	1.07	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.12	%(5)	3.19%	3.62%	4.19	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver)	3.09	%(5)	3.17%	3.58%	4.11	%(5)
Portfolio Turnover Rate	59%		171%	330%	338	%(6)
Net Assets, End of Period (in thousands)	$2,415		$1,820	$556	$26

(1)	Six months ended September 30, 2010 (unaudited).

(2)	September 28, 2007 (commencement of sale) through March 31, 2008.

(3)	Computed using average shares outstanding throughout the period.

(4)
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2008.

See Notes to Financial Statements.

27

Proxy Voting Results

A special meeting of shareholders was held on June 16, 2010 and June 30, 2010, to vote on the following proposals. Each proposal received the required number of votes and was adopted. A summary of voting results is listed below each proposal.

Proposal 1:

To elect one Trustee to the Board of Trustees of American Century Government Income Trust (the proposal was voted on by all shareholders of funds issued by American Century Government Income Trust):

Frederick L.A. Grauer	For:	6,878,868,575
	Withhold:	268,743,465
	Abstain:	0
	Broker Non-Vote:	0

The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, John Freidenrich, Ronald J. Gilson, Peter F. Pervere, Myron S. Scholes, and John B. Shoven.

Proposal 2:

To approve a management agreement between the fund and American Century Investment Management, Inc.:

Investor, A and R Classes	For:	980,969,041
	Against:	15,247,724
	Abstain:	34,170,596
	Broker Non-Vote:	133,533,129

Institutional Class	For:	10,203,849
	Against:	0
	Abstain:	0
	Broker Non-Vote:	0

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Approval of Management Agreement

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services to a mutual fund are required to be reviewed, evaluated and approved each year by the fund’s board of directors/trustees, including a majority of a fund’s independent directors/trustees (the “Directors”). At American Century Investments, this process is referred to as the “15(c) Process.” The board oversees on a continuous basis the nature and quality of significant services provided by the advisor, the investment performance of the funds, shareholder services, audit and compliance functions and a variety of other matters relating to fund operations. Each year, it also holds a special meeting in connection with determining whether to renew the contracts for advisory services, to review fund performance, shareholder services, adviser profitability, audit and compliance matters, and other fund operational matters.

Under a Securities and Exchange Commission rule, the fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board’s approval or renewal of any advisory agreements within the fund’s most recently completed fiscal half-year period.

Basis for Board Approval of Management Agreement

At a meeting held on April 1, 2010, after considering all information presented, the Board approved, and determined to recommend that shareholders approve, the fund’s Management Agreement with the Advisor. In connection with that approval, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and services provided to the Fund by the Advisor. The Board also considered information received in connection with its ongoing oversight and quarterly evaluation, directly and through the committees of the Board, of the nature and quality of significant services provided by the Advisor, the investment performance of the Fund, shareholder services, audit and compliance functions and a variety of other matters relating to the Fund’s operations. The information considered and the discussions held at the meetings included, but were not limited to:

•	the nature, extent and quality of investment management, shareholder services and other services provided to the Fund;

•	the wide range of programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•	the compliance policies, procedures, and regulatory experience of the Advisor;

•	data comparing the cost of owning the Fund to the cost of owning a similar fund;

•	data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

29

•	financial data showing the profitability of the Fund to the Advisor and the overall profitability of the Advisor;

•	data comparing services provided and charges to other non-fund investment management clients of the Advisor; and

•	consideration of collateral or “fall-out” benefits derived by the Advisor from the management of the Fund and potential sharing of economies of scale in connection with the management of the Fund.

The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision not to continue the relationship with the Advisor. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

The Board considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent legal counsel, and evaluated such information for the Fund. The Board did not identify any single factor as being all-important or controlling, and the Board members may have attributed different levels of importance to different factors. In deciding to approve the Management Agreement under the terms ultimately determined by the Board to be appropriate, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the Management Agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the Management Agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

30

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is complex and provides Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify within or among asset classes, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly review investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. If performance concerns are identified, the underperforming Fund receives special reviews until performance improves, during which time the Board discusses with the Advisor the reasons for such underperformance and any efforts being undertaken to improve performance.

Shareholder and Other Services. Under the Management Agreement, the Advisor will also provide the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through the various committees of the Board, regularly reviews reports and evaluations of such services. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

Costs of Services Provided and Profitability. The Advisor provided detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Board reviewed with the Advisor the methodology used to prepare this financial information. The Board has also reviewed with the Advisor its methodology for compensating the investment professionals that provide services to the Fund. This financial information regarding the Advisor is considered in order to evaluate the Advisor’s financial condition, its ability to continue to provide services under the Management Agreement, and the reasonableness of the management fees.

31

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. It noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The analysis of economies of scale is further complicated by the additional services and content provided by the Advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Board seeks to evaluate economies of scale by reviewing information, such as year-over-year profitability of the Advisor generally, the profitability of its management of the Fund specifically, and the expenses incurred by the Advisor in providing various functions to the Fund. The Board believes the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, fee breakpoints as the fund complex and the Fund increase in size, and through reinvestment in its business to provide shareholders additional services and enhancements to existing services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the Fund reflect the complexity of assessing economies of scale.

Comparison to Other Funds’ Fees. The Management Agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s Independent Trustees (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, the components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee to be paid by the Fund to the Advisor under the Management Agreement is reasonable in light of the services to be provided to the Fund.

32

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature and extent of the services, fees, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the Fund to determine breakpoints in the Fund’s fee schedule, provided they are managed using the same investment team and strategy.

Conclusion of the Board. As a result of this process, the Board, in the absence of particular circumstances and assisted by the advice of its independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the Management Agreement be approved and recommended its approval to Fund shareholders. In addition, the Directors negotiated a renewal of the one-year waiver by the advisor of a portion of the management fee for Ginnie Mae that was in place during the previous year. This change was proposed by the Directors based on their review of the percentile rank of the fund’s fees within the fund’s peer universe and the fact that the Directors seek, as a general rule, to have total expense ratios of existing fixed income and money market funds in the lowest 25th percentile of the fees of comparable funds.

33

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

34

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Barclays Capital U.S. Aggregate Bond Index represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S. dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Barclays Capital U.S. Corporate Bond Index (investment-grade) consists of publicly issued U.S. corporate and specified foreign debentures that are SEC-registered and meet specific maturity, liquidity, and quality requirements.

The Barclays Capital U.S. Corporate High-Yield Bond Index covers the universe of fixed-rate, non-investment grade corporate debt of issuers in non-emerging market countries. Eurobonds and debt issues from countries designated as emerging markets are excluded.

The Barclays Capital U.S. GNMA Index covers the mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is the GNMA component of the U.S. Mortgage Backed Securities Index. The index is formed by grouping the universe of individual fixed rate GNMA pools into generic aggregates.

The Barclays Capital U.S. MBS Index (mortgage-backed securities) is a component of the U.S. Aggregate Bond Index and covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).

The Barclays Capital U.S. Treasury Bond Index is the U.S. Treasury component of the U.S. Government/Credit Bond Index (a subset of the U.S. Aggregate Bond Index), is composed of public obligations of the U.S. Treasury with a remaining maturity of one year or more and excludes Treasury Bills.

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index consists of Treasury inflation-protected securities issued by the U.S. Treasury with a remaining maturity of one year or more.

35

Notes

36

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Government Income Trust
Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

1011
CL-SAN-69826

Semiannual Report
September 30, 2010

American Century Investments®

Government Bond Fund

President’s Letter	2
Market Perspective	3
U.S. Fixed-Income Total Returns	3

Government Bond

Performance	4
Portfolio Commentary	6
Portfolio at a Glance	8
Yields	8
Types of Investments in Portfolio	8

Shareholder Fee Example	9

Financial Statements

Schedule of Investments	11
Statement of Assets and Liabilities	15
Statement of Operations	16
Statement of Changes in Net Assets	17
Notes to Financial Statements	18
Financial Highlights	24

Other Information

Proxy Voting Results	29
Approval of Management Agreement	30
Additional Information	35
Index Definitions	36

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

   Jonathan Thomas

Dear Investor:

To learn more about the capital markets, your investment, and the portfolio management strategies American Century Investments provides, we encourage you to review this shareholder report for the financial reporting period ended September 30, 2010.

On the following pages, you will find investment performance and portfolio information, presented with the expert perspective and commentary of our portfolio management team. This report remains one of our most important vehicles for conveying the information you need about your investment performance, and about the market factors and strategies that affect fund returns. For additional information on the markets, we encourage you to visit the “Insights & News” tab at our Web site, americancentury.com, for updates and further expert commentary.

The top of our Web site’s home page also provides a link to “Our Story,” which, first and foremost, outlines our commitment—since 1958—to helping clients reach their financial goals. We believe strongly that we will only be successful when our clients are successful. That’s who we are.

Another important, unique facet of our story and who we are is “Profits with a Purpose,” which describes our bond with the Stowers Institute for Medical Research (SIMR). SIMR is a world-class biomedical organization—founded by our company founder James E. Stowers, Jr. and his wife Virginia—that is dedicated to researching the causes, treatment, and prevention of gene-based diseases, including cancer. Through American Century Investments’ private ownership structure, more than 40% of our profits support SIMR.

Mr. Stowers’ example of achieving financial success and using that platform to help humanity motivates our entire American Century Investments team. His story inspires us to help each of our clients achieve success. Thank you for sharing your financial journey with us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Market Perspective

By David MacEwen, Chief Investment Officer, Fixed Income

Economic, Investor Uncertainty

Bonds produced solid returns during the six months ended September 30, 2010 (see the accompanying table). Economic growth and financial market performance were uneven, fueling investor uncertainty, which helped demand for bonds. On the one hand, the economy managed positive growth so far in 2010. On the other hand, the housing market and consumer debt levels remained concerns, while the unemployment rate ended September at 9.6%. The Federal Reserve (the Fed) talked about the growing risk of deflation, and investors began to anticipate another round of quantitative easing (government bond purchases by the Fed to further expand the money supply). To help keep borrowing costs low and stimulate growth, the Fed kept its short-term interest rate target (a key determinant of money market yields) near zero.

Paltry interest rates encouraged investors to reach for more yield, helping longer-dated, higher-yielding securities do best. In the Treasury market, this meant the 30-year bond was by far the best-performing maturity segment. Corporate bonds also benefited from demand by yield-hungry investors; however, worries about the economy and potential fallout from the sovereign debt crisis meant higher-quality investment-grade debt was favored over high-yield bonds.

Government agency mortgage-backed securities (MBS) had modest, positive returns, but lagged other segments of the taxable bond market. In part this was because the Fed ended its active support for this market in March 2010. In addition, MBS yields were at historically low levels relative to Treasuries, meaning they offered little incentive for investors to take on the additional risks these securities entail.

Cash returns were essentially flat for the six months, reflecting the Fed’s policy of extremely low rates. Finally, Treasury inflation-linked securities had positive returns but lagged nominal Treasuries in this low-inflation environment.

Yield Curve Fell, Flattened

With the Fed openly debating the possibility of deflation and investors buying longer-term Treasuries, the Treasury yield curve shifted lower and flattened during the six months. The two-year Treasury note yield fell from 1.02% to 0.43%, and its 30-year counterpart (most sensitive to inflation/deflation concerns) fell from 4.71% to 3.69%.

U.S. Fixed-Income Total Returns
For the six months ended September 30, 2010*
Barclays Capital U.S. Treasury Bellwethers		Barclays Capital U.S. Bond Market Indices
Three-Month Bill	0.09%	Corporate (investment-grade)	8.29%
Two-Year Note	1.79%	Treasury	7.54%
10-Year Note	13.25%	Corporate High-Yield	6.60%
30-Year Bond	20.70%	TIPS (inflation-linked)	6.40%
*Total returns for periods less than one year are not annualized.		Aggregate	6.05%
		MBS (mortgage-backed)	3.52%

3

Performance
Government Bond

Total Returns as of September 30, 2010
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	CPTNX	5.60%	6.80%	6.33%	6.06%	7.57%	5/16/80
Barclays Capital U.S. Government/MBS Index	—	5.30%	6.48%	6.27%	6.23%	8.62%(2)	—
Institutional Class	ABTIX	5.80%	—	—	—	5.52%(1)	3/1/10
A Class(3) No sales charge* With sales charge*	ABTAX	5.46% 0.71%	6.54% 1.74%	6.06% 5.09%	5.80% 5.31%	5.67% 5.29%	10/9/97
C Class No sales charge* With sales charge*	ABTCX	5.07% 4.07%	— —	— —	— —	4.69%(1) 3.69%(1)	3/1/10
R Class	ABTRX	5.43%	—	—	—	5.10%(1)	3/1/10

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Performance information prior to September 3, 2002, is that of the American Century Treasury Fund, all of the net assets of which were acquired by Government Bond pursuant to a plan of reorganization approved by Treasury Fund shareholders on August 2, 2002.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 5/31/80, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Government Bond

Growth of $10,000 Over 10 Years
$10,000 investment made September 30, 2000

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.48%	0.28%	0.73%	1.48%	0.98%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

5

Portfolio Commentary
Government Bond

Portfolio Managers: Bob Gahagan, Hando Aguilar, Brian Howell, Dan Shiffman, and Jim Platz

Performance Summary

Government Bond returned 5.60%* for the six months ended September 30, 2010. By comparison, the Barclays Capital U.S. Government/MBS Index returned 5.30%. See page 4 for additional performance comparisons. Portfolio returns reflect operating expenses, while index returns do not.

Government Bond’s absolute return reflects the positive performance of intermediate- and long-term government-backed securities in the last six months. Relative to the benchmark, the portfolio outperformed thanks to security selection decisions in the mortgage allocation, a modest contribution to results from a yield curve flattener trade, and a slightly long duration (price sensitivity to yield changes).

Security Selection in Mortgage Component Helped

Within the mortgage component, we held an underweight position in traditional pass-through government agency mortgage-backed securities (MBS) in favor of higher-yielding Federal Deposit Insurance Corporation (FDIC)-guaranteed securities and collateralized mortgage obligations (CMOs). We avoided traditional MBS because their yields stood at historically low levels on an absolute basis and relative to the income payouts available on Treasury securities. At the same time, the prevailing low interest rate environment meant investors faced questions about the possibility of a wave of home loan refinancings in the short term, balanced against the likelihood of higher rates and MBS underperformance down the road should the economy eventually improve.

This positioning helped performance because FDIC paper and CMOs outperformed pass-through MBS. Investors favored “structured mortgage products,” such as CMOs, which are less likely to experience sharp price volatility as a result of refinancing and the risk of rapidly changing interest rates.

Yield Curve Trade

In late 2009, when the slope of the Treasury yield curve approached record levels of steepness, we put in place a yield curve “flattening” trade. We implemented the trade using two- and 30-year Treasury futures (based on the expectation that the yield difference between two- and 30-year securities would narrow going forward). The trade was “duration neutral,” meaning we added no additional interest rate risk in taking the position. This trade was designed to benefit from either a greater rise in short-maturity yields than long-maturity (a “bear flattener”) or a greater decline in long-maturity yields than short-maturity (a “bull flattener”). In the last six months, we’ve seen mostly a bull flattener.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

6

Government Bond

Longer Duration Contributed

We typically manage duration (price sensitivity to interest rate changes) conservatively, keeping it in a narrow band around that of the benchmark. Rather than make bets on the direction of interest rates, we prefer to focus on adding value through sector and security selection decisions. Nevertheless, we had a slightly long duration relative to the benchmark for the six months. That helped performance because interest rates fell (and bond prices rose) during the period.

Sector Allocation Mixed

Sector allocation, however, had a mixed effect, as it detracted from relative performance to hold an overweight position in mortgage-backed securities (MBS) and corresponding underweight position in Treasuries. Some of this effect was mitigated by holding an allocation to Treasury inflation-protected securities (TIPS). While TIPS lagged nominal Treasuries, they outperformed MBS.

Outlook

“We have a cautious outlook for the economy and fixed-income markets,” said Portfolio Manager Bob Gahagan. “With respect to the economy, we believe the consumer faces a number of challenges in terms of jobs, housing, and the availability of credit. In addition, the money supply is contracting, leading to questions about the Federal Reserve’s ability to aid the economy further. Similarly, the effect of the government’s stimulus plan is waning, and it’s not clear there is any more help in the pipeline. And while an environment of slow growth and modest inflation is typically good for high-quality bonds, yields are already so low that it’s hard to see a sustained rally from here.”

“Those conditions have important implications for fixed-income investors. With interest rates so low, many are reaching for yield by buying higher-yielding, longer-term or lower-rated securities. But we are mindful of the old investing axiom that more money has been lost chasing yield than in any other pursuit. In this environment, we are sticking to our disciplined, relative-value approach to portfolio management, emphasizing careful security selection and risk management. As a result of that process, we are likely to maintain a duration (price sensitivity to interest rate changes) close to that of the benchmark. In terms of sector allocation, we continue to favor a modest overweight to MBS. Within the mortgage slice, we are likely to continue to favor structured mortgage products at the expense of traditional MBS.”

7

Government Bond

Portfolio at a Glance
As of 9/30/10
Average Duration (effective)	4.2 years
Weighted Average Life	5.1 years

Yields as of September 30, 2010
30-Day SEC Yield
Investor Class	2.19%
Institutional Class	2.38%
A Class	1.85%
C Class	1.19%
R Class	1.68%

Types of Investments in Portfolio
% of net assets as of 9/30/10
U.S. Treasury Securities	35.8%
U.S. Government Agency Mortgage-Backed Securities	32.9%
U.S. Government Agency Securities and Equivalents	20.6%
Collateralized Mortgage Obligations	8.9%
Temporary Cash Investments	4.1%
Other Assets and Liabilities	(2.3)%

8

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

9

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Expenses Paid During Period* 4/1/10 – 9/30/10	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,056.00	$2.47	0.48%
Institutional Class	$1,000	$1,058.00	$1.44	0.28%
A Class	$1,000	$1,054.60	$3.76	0.73%
C Class	$1,000	$1,050.70	$7.61	1.48%
R Class	$1,000	$1,054.30	$5.05	0.98%
Hypothetical
Investor Class	$1,000	$1,022.66	$2.43	0.48%
Institutional Class	$1,000	$1,023.66	$1.42	0.28%
A Class	$1,000	$1,021.41	$3.70	0.73%
C Class	$1,000	$1,017.65	$7.49	1.48%
R Class	$1,000	$1,020.16	$4.96	0.98%

* Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

10

Schedule of Investments
Government Bond

SEPTEMBER 30, 2010 (UNAUDITED)

Principal Amount	Value
U.S. Treasury Securities — 35.8%
U.S. Treasury Bonds, 11.25%, 2/15/15(1)	$20,500,000	$29,420,698
U.S. Treasury Bonds, 10.625%, 8/15/15(1)	11,500,000	16,625,584
U.S. Treasury Bonds, 8.125%, 8/15/19(1)	7,600,000	11,117,972
U.S. Treasury Bonds, 8.125%, 8/15/21(1)	14,247,000	21,595,332
U.S. Treasury Bonds, 7.125%, 2/15/23(1)	10,700,000	15,433,081
U.S. Treasury Bonds, 6.625%, 2/15/27(1)	4,500,000	6,494,063
U.S. Treasury Bonds, 5.50%, 8/15/28(1)	5,000,000	6,486,720
U.S. Treasury Bonds, 5.25%, 2/15/29(1)	10,000,000	12,640,630
U.S. Treasury Bonds, 3.50%, 2/15/39(1)	12,000,000	11,608,128
U.S. Treasury Bonds, 4.25%, 5/15/39(1)	9,500,000	10,445,545
U.S. Treasury Bonds, 4.375%, 11/15/39(1)	13,500,000	15,143,206
U.S. Treasury Bonds, 4.625%, 2/15/40(1)	10,500,000	12,266,950
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(1)	5,371,800	5,562,751
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	21,693,250	23,206,701
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20(1)	6,048,960	6,440,727
U.S. Treasury Notes, 0.75%, 11/30/11(1)	7,500,000	7,538,970
U.S. Treasury Notes, 0.875%, 1/31/12(1)	10,000,000	10,073,830
U.S. Treasury Notes, 0.75%, 5/31/12(1)	15,000,000	15,093,690
U.S. Treasury Notes, 4.125%, 8/31/12(1)	5,650,000	6,052,783
U.S. Treasury Notes, 1.375%, 9/15/12(1)	5,000,000	5,092,775
U.S. Treasury Notes, 1.125%, 6/15/13(1)	30,000,000	30,436,110
U.S. Treasury Notes, 1.875%, 4/30/14(1)	38,000,000	39,419,072
U.S. Treasury Notes, 2.375%, 8/31/14(1)	5,000,000	5,277,345
U.S. Treasury Notes, 2.125%, 11/30/14(1)	10,000,000	10,455,470
U.S. Treasury Notes, 2.625%, 12/31/14(1)	10,000,000	10,658,600
U.S. Treasury Notes, 2.50%, 4/30/15(1)	5,000,000	5,302,345
U.S. Treasury Notes, 2.125%, 5/31/15(1)	7,500,000	7,822,252
U.S. Treasury Notes, 1.25%, 8/31/15(1)	5,000,000	5,000,780
U.S. Treasury Notes, 4.50%, 2/15/16(1)	3,000,000	3,482,343
U.S. Treasury Notes, 4.875%, 8/15/16(1)	14,000,000	16,626,092
U.S. Treasury Notes, 3.00%, 8/31/16(1)	10,000,000	10,792,190
U.S. Treasury Notes, 3.25%, 12/31/16(1)	10,000,000	10,918,750
U.S. Treasury Notes, 2.375%, 7/31/17(1)	2,500,000	2,583,203
U.S. Treasury Notes, 4.75%, 8/15/17(1)	28,950,000	34,380,383
U.S. Treasury Notes, 4.00%, 8/15/18(1)	12,085,000	13,745,745
U.S. Treasury Notes, 3.625%, 8/15/19(1)	5,000,000	5,500,000
U.S. Treasury Notes, 3.625%, 2/15/20(1)	15,000,000	16,455,465
TOTAL U.S. TREASURY SECURITIES (Cost $445,203,631)		477,196,281
U.S. Government Agency Mortgage-Backed Securities(2) — 32.9%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.2%
FNMA, VRN, 5.77%, 12/1/12(1)	2,804,649	2,988,864
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 32.7%
FHLMC, 4.50%, 1/1/19(1)	2,772,646	2,945,008
FHLMC, 5.00%, 5/1/23(1)	16,532,186	17,546,068
FHLMC, 5.50%, 10/1/34(1)	3,814,172	4,085,623
FHLMC, 5.50%, 4/1/38(1)	41,648,513	44,213,298
FHLMC, 6.50%, 7/1/47(1)	195,674	212,434
FNMA, 6.50%, settlement date 10/15/10(3)	15,170,000	16,549,529
FNMA, 4.50%, 6/1/18	1,580,153	1,679,124
FNMA, 4.50%, 5/1/19(1)	8,003,089	8,504,355
FNMA, 5.00%, 9/1/20(1)	875,496	934,298

11

Government Bond

Principal Amount	Value
FNMA, 4.50%, 11/1/20	$723,614	$768,937
FNMA, 6.50%, 3/1/32(1)	428,549	478,446
FNMA, 7.00%, 6/1/32(1)	418,189	475,056
FNMA, 6.50%, 8/1/32(1)	564,729	631,541
FNMA, 5.50%, 7/1/33(1)	6,503,266	6,988,349
FNMA, 5.00%, 11/1/33(1)	33,145,508	35,208,708
FNMA, 5.50%, 8/1/34	24,528,700	26,312,318
FNMA, 5.50%, 9/1/34(1)	1,312,928	1,408,399
FNMA, 5.50%, 10/1/34(1)	10,655,910	11,430,760
FNMA, 5.00%, 8/1/35(1)	6,656,939	7,040,108
FNMA, 5.50%, 1/1/36(1)	24,533,746	26,241,063
FNMA, 5.00%, 2/1/36(1)	2,932,715	3,101,520
FNMA, 5.50%, 4/1/36(1)	7,934,903	8,487,098
FNMA, 5.00%, 5/1/36(1)	14,136,651	14,950,347
FNMA, 5.50%, 12/1/36(1)	6,726,421	7,171,394
FNMA, 5.50%, 2/1/37(1)	23,611,312	25,173,273
FNMA, 6.50%, 8/1/37(1)	2,088,968	2,277,684
FNMA, 6.00%, 11/1/37	34,246,443	37,208,855
FNMA, 6.00%, 9/1/38	2,899,992	3,109,554
FNMA, 6.00%, 11/1/38	3,439,313	3,687,848
FNMA, 4.50%, 2/1/39	12,597,331	13,144,663
FNMA, 6.50%, 6/1/47(1)	134,993	145,881
FNMA, 6.50%, 8/1/47(1)	528,729	571,372
FNMA, 6.50%, 8/1/47(1)	546,398	590,466
FNMA, 6.50%, 9/1/47(1)	55,457	59,930
FNMA, 6.50%, 9/1/47(1)	279,831	302,400
FNMA, 6.50%, 9/1/47(1)	335,775	362,856
FNMA, 6.50%, 9/1/47(1)	533,845	576,901
FNMA, 6.50%, 9/1/47(1)	763,359	824,925
FNMA, 6.00%, 4/1/48(1)	4,956,381	5,277,371
GNMA, 6.00%, settlement date 10/15/10(3)	14,000,000	15,198,750
GNMA, 5.50%, 12/20/38	19,072,597	20,511,521
GNMA, 6.00%, 1/20/39	3,817,764	4,149,238
GNMA, 5.00%, 3/20/39	20,437,472	21,842,239
GNMA, 5.50%, 3/20/39	6,412,438	6,896,371
GNMA, 5.50%, 4/20/39	10,553,542	11,349,995
GNMA, 5.00%, 12/15/39	14,221,085	15,218,719
		435,844,593
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $415,620,396)		438,833,457
U.S. Government Agency Securities and Equivalents — 20.6%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 9.2%
FHLMC, 1.625%, 4/15/13(1)	$17,000,000	$17,396,202
FHLMC, 2.50%, 4/23/14	5,000,000	5,260,635
FHLMC, 2.875%, 2/9/15(1)	5,000,000	5,330,650
FHLMC, 1.75%, 9/10/15	10,000,000	10,115,670
FHLMC, 5.00%, 2/16/17(1)	5,000,000	5,882,090
FHLMC, 5.125%, 11/17/17(1)	5,000,000	5,942,110
FHLMC, 4.875%, 6/13/18(1)	5,000,000	5,883,850
FNMA, 1.00%, 9/23/13	5,000,000	5,023,500
FNMA, 2.75%, 3/13/14(1)	10,000,000	10,599,710
FNMA, 2.75%, 12/29/14(1)	10,000,000	10,055,540
FNMA, 1.625%, 10/26/15	5,000,000	5,006,505
FNMA, 5.00%, 2/13/17(1)	13,500,000	15,875,554
FNMA, 5.375%, 6/12/17(1)	6,500,000	7,823,335
FNMA, 6.625%, 11/15/30(1)	9,500,000	13,110,484
		123,305,835
GOVERNMENT-BACKED CORPORATE BONDS(4) — 11.4%
Ally Financial, Inc., 1.75%, 10/30/12(1)	14,000,000	14,329,630
Ally Financial, Inc., 2.20%, 12/19/12(1)	5,150,000	5,326,156
Bank of America Corp., 2.10%, 4/30/12(1)	3,500,000	3,587,994
Bank of America Corp., 3.125%, 6/15/12(1)	18,800,000	19,598,154
Citigroup Funding, Inc., 1.25%, 6/3/11	4,000,000	4,028,820
Citigroup Funding, Inc., 2.125%, 7/12/12(1)	4,000,000	4,113,216
Citigroup Funding, Inc., 1.875%, 10/22/12	2,000,000	2,051,758
Citigroup Funding, Inc., 1.875%, 11/15/12(1)	8,000,000	8,205,512
General Electric Capital Corp., 2.25%, 3/12/12(1)	15,000,000	15,390,075
General Electric Capital Corp., 2.625%, 12/28/12(1)	1,500,000	1,564,825
Goldman Sachs Group, Inc. (The), 1.625%, 7/15/11(1)	3,500,000	3,540,163
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12(1)	5,000,000	5,229,735

12

Government Bond

Principal Amount	Value
HSBC USA, Inc., 3.125%, 12/16/11(1)	$5,000,000	$5,163,415
John Deere Capital Corp., 2.875%, 6/19/12(1)	3,950,000	4,107,423
JPMorgan Chase & Co., 2.20%, 6/15/12(1)	17,500,000	18,003,545
JPMorgan Chase & Co., 2.125%, 12/26/12(1)	5,000,000	5,166,125
Morgan Stanley, 2.00%, 9/22/11(1)	10,000,000	10,163,360
State Street Corp., 2.15%, 4/30/12(1)	7,500,000	7,697,993
US Bancorp., 1.80%, 5/15/12	10,000,000	10,213,650
Wells Fargo & Co., 3.00%, 12/9/11(1)	4,500,000	4,636,616
		152,118,165
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS (Cost $266,437,314)		275,424,000
Collateralized Mortgage Obligations(2) — 8.9%
FHLMC, Class BL SEQ, 3.50%, 11/15/18	5,000,000	5,342,685
FHLMC, Series 2625, Class FJ SEQ, VRN, 0.56%, 10/15/10, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 7.50%(1)	1,454,974	1,455,642
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	4,000,000	4,357,966
FHLMC, Series 2706, Class EB, 5.00%, 9/15/20(1)	3,115,136	3,220,253
FHLMC, Series 2779, Class FM SEQ, VRN, 0.61%, 10/15/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(1)	1,810,270	1,812,761
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	8,813,000	9,618,398
FHLMC, Series 2892, Class A SEQ, 5.00%, 5/15/21(1)	887,826	896,835
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	13,500,000	14,838,246
FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(1)	10,000,000	10,753,627
FHLMC, Series 3601, Class AB SEQ, 1.25%, 11/15/12	6,316,896	6,350,229
FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21(1)	1,556,732	1,647,793
FNMA, Series 2003-10, Class HW SEQ, 5.00%, 11/25/16(1)	810,023	817,997
FNMA, Series 2003-14, Class LA SEQ, 5.00%, 8/25/16(1)	97,441	97,570
FNMA, Series 2003-42, Class FK, VRN, 0.66%, 10/25/10, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(1)	1,787,984	1,790,691
FNMA, Series 2003-43, Class LF, VRN, 0.61%, 10/25/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(1)	3,340,753	3,346,056
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.66%, 10/25/10, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(1)	2,605,516	2,610,098
FNMA, Series 2003-123, Class AY, 4.00%, 12/25/18	7,800,000	8,411,963
FNMA, Series 2005-47, Class AN SEQ, 5.00%, 12/25/16(1)	339,361	343,522
FNMA, Series 2005-121, Class V SEQ, 4.50%, 6/25/29	12,207,218	13,233,433
FNMA, Series 2010-39, Class VN SEQ, 5.00%, 10/25/39	8,900,000	9,635,177
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33(1)	12,000,000	13,022,503
GNMA, Series 2010-60, Class DY SEQ, 4.00%, 5/16/25	5,000,000	5,483,604
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $112,170,180)		119,087,049

13

Government Bond

	Shares	Value
Temporary Cash Investments — 4.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	773	$773
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.00%–2.125%, 4/15/12–1/15/19, valued at $55,975,815), in a joint trading account at 0.19%, dated 9/30/10, due 10/1/10 (Delivery value $54,809,289)		54,809,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $54,809,773)		54,809,773
TOTAL INVESTMENT SECURITIES — 102.3% (Cost $1,294,241,294)		1,365,350,560
OTHER ASSETS AND LIABILITIES — (2.3)%		(31,106,279)
TOTAL NET ASSETS — 100.0%		$1,334,244,281

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
308	U.S. Long Bond	December 2010	$41,185,375	$336,710

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
1,048	U.S. Treasury 2-Year Notes	December 2010	$230,019,625	$(428,030)

Notes to Schedule of Investments

Equivalent = Security whose principal payments are backed by the full faith and credit of the United States

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $302,954,000.

(2)	Final maturity indicated, unless otherwise noted.

(3)	Forward commitment.

(4)
The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities

SEPTEMBER 30, 2010 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,294,241,294)	$1,365,350,560
Receivable for capital shares sold	2,186,276
Receivable for variation margin on futures contracts	19,250
Interest receivable	6,919,734
1,374,475,820

Liabilities
Payable for investments purchased	36,077,855
Payable for capital shares redeemed	3,103,638
Payable for variation margin on futures contracts	65,500
Accrued management fees	513,614
Service fees (and distribution fees — A Class and R Class) payable	45,724
Distribution fees payable	440
Dividends payable	424,768
40,231,539

Net Assets	$1,334,244,281

Net Assets Consist of:
Capital paid in	$1,260,786,299
Accumulated net investment loss	(1,423,970)
Undistributed net realized gain on investment transactions	3,864,006
Net unrealized appreciation on investments	71,017,946
$1,334,244,281

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$1,108,663,842	96,740,776	$11.46
Institutional Class	$1,963,973	171,442	$11.46
A Class	$222,726,353	19,435,038	$11.46	*
C Class	$863,846	75,413	$11.45
R Class	$26,267	2,293	$11.46
*Maximum offering price $12.00 (net asset value divided by 0.9550)

See Notes to Financial Statements.

15

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$21,297,235

Expenses:
Management fees	2,980,016
Distribution fees — C Class	967
Service fees — C Class	322
Distribution and service fees:
A Class	264,554
R Class	64
Trustees’ fees and expenses	18,878
Other expenses	42,763
3,307,564

Net investment income (loss)	17,989,671

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,885,756
Futures contract transactions	3,060,982
4,946,738

Change in net unrealized appreciation (depreciation) on:
Investments	44,973,296
Futures contracts	8,179
44,981,475

Net realized and unrealized gain (loss)	49,928,213

Net Increase (Decrease) in Net Assets Resulting from Operations	$67,917,884

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED) AND YEAR ENDED MARCH 31, 2010
Increase (Decrease) in Net Assets	September 30, 2010	March 31, 2010
Operations
Net investment income (loss)	$17,989,671	$36,623,233
Net realized gain (loss)	4,946,738	5,765,184
Change in net unrealized appreciation (depreciation)	44,981,475	(13,778,588)
Net increase (decrease) in net assets resulting from operations	67,917,884	28,609,829

Distributions to Shareholders
From net investment income:
Investor Class	(16,007,314)	(32,407,531)
Institutional Class	(15,420)	(71)
A Class	(2,977,325)	(5,915,261)
C Class	(2,432)	(67)
R Class	(330)	(57)
From net realized gains:
Investor Class	—	(14,534,572)
A Class	—	(2,722,724)
Decrease in net assets from distributions	(19,002,821)	(55,580,283)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	105,362,820	121,147,895

Net increase (decrease) in net assets	154,277,883	94,177,441

Net Assets
Beginning of period	1,179,966,398	1,085,788,957
End of period	$1,334,244,281	$1,179,966,398

Accumulated net investment loss	$(1,423,970)	$(410,820)

See Notes to Financial Statements.

17

Notes to Financial Statements

SEPTEMBER 30, 2010 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and is organized as a Massachusetts business trust. Government Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The fund’s investment objective is to seek high current income. The fund pursues its objective by investing primarily in U.S. government debt securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. The following is a summary of the fund’s significant accounting policies.

Multiple Class — The fund is authorized to issue the Investor Class, the Institutional Class, the A Class (formerly Advisor Class), the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of the Institutional Class, C Class and R Class commenced on March 1, 2010.

Security Valuations — Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

18

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as “roll” transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The fund accounts for “roll” transactions as purchases and sales; as such these transactions may increase portfolio turnover.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders —Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

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2. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a Management Agreement (the Agreement) with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended September 30, 2010, was 0.47% for the Investor Class, A Class, C Class and R Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2010, are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS) and a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2010, were $498,228,446 and $414,309,933, respectively, all of which represented U.S. Treasury and Government Agency Obligations.

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4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2010		Year ended March 31, 2010(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	17,503,321	$197,523,479	40,351,769	$450,358,038
Issued in reinvestment of distributions	1,303,083	14,750,636	3,719,388	41,457,457
Redeemed	(11,799,142)	(132,669,902)	(33,866,174)	(376,482,770)
	7,007,262	79,604,213	10,204,983	115,332,725
Institutional Class
Sold	174,154	1,973,972	2,259	25,000
Issued in reinvestment of distributions	1,348	15,420	6	71
Redeemed	(6,325)	(72,287)	—	—
	169,177	1,917,105	2,265	25,071
A Class
Sold	5,684,762	63,793,826	12,266,398	136,599,245
Issued in reinvestment of distributions	145,510	1,647,444	468,859	5,226,821
Redeemed	(3,774,561)	(42,413,225)	(12,219,222)	(136,105,071)
	2,055,711	23,028,045	516,035	5,720,995
C Class
Sold	71,274	811,328	3,978	44,000
Issued in reinvestment of distributions	195	2,233	4	47
Redeemed	(38)	(434)	—	—
	71,431	813,127	3,982	44,047
R Class
Sold	—	—	2,259	25,000
Issued in reinvestment of distributions	29	330	5	57
	29	330	2,264	25,057
Net increase (decrease)	9,303,610	$105,362,820	10,729,529	$121,147,895

(1)	March 1, 2010 (commencement of sale) through March 31, 2010 for the Institutional Class, C Class and R Class.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	—	$477,196,281	—
U.S. Government Agency Mortgage-Backed Securities	—	438,833,457	—
U.S. Government Agency Securities and Equivalents	—	275,424,000	—
Collateralized Mortgage Obligations	—	119,087,049	—
Temporary Cash Investments	$773	54,809,000	—
Total Value of Investment Securities	$773	$1,365,349,787	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Future Contracts	$(91,320)	—	—

6. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of interest rate risk derivative instruments as of September 30, 2010, is disclosed on the Statement of Assets and Liabilities as an asset of $19,250 in receivable for variation margin on futures contracts and a liability of $65,500 in payable for variation margin on futures contracts. For the six months ended September 30, 2010, the effect of interest rate risk derivative instruments on the Statement of Operations was $3,060,982 in net realized gain (loss) on futures contract transactions and $8,179 in change in net unrealized appreciation (depreciation) on futures contracts.

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7. Interfund Lending

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Trustees. During the six months ended September 30, 2010, the fund did not utilize the program.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,294,492,345
Gross tax appreciation of investments	$71,420,773
Gross tax depreciation of investments	(562,558)
Net tax appreciation (depreciation) of investments	$70,858,215

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The fund has elected to treat $(771,968) of net capital losses incurred in the five-month period ended March 31, 2010, as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights
Government Bond

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2010(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$11.02		$11.26	$11.05	$10.45	$10.33	$10.52
Income From Investment Operations
Net Investment Income (Loss)(2)	0.16		0.37	0.39	0.47	0.48	0.42
Net Realized and Unrealized Gain (Loss)	0.45		(0.07)	0.34	0.60	0.12	(0.19)
Total From Investment Operations	0.61		0.30	0.73	1.07	0.60	0.23
Distributions
From Net Investment Income	(0.17)		(0.38)	(0.40)	(0.47)	(0.48)	(0.42)
From Net Realized Gains	—		(0.16)	(0.12)	—	—	—
Total Distributions	(0.17)		(0.54)	(0.52)	(0.47)	(0.48)	(0.42)
Net Asset Value, End of Period	$11.46		$11.02	$11.26	$11.05	$10.45	$10.33

Total Return(3)	5.60%		2.77%	6.90%	10.58%	5.95%	2.17%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.48	%(4)	0.48%	0.49%	0.49%	0.49%	0.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.90	%(4)	3.28%	3.58%	4.45%	4.60%	3.94%
Portfolio Turnover Rate	34%		124%	335%	239%	319%	416%
Net Assets, End of Period (in thousands)	$1,108,664		$988,435	$895,833	$662,104	$500,331	$524,557

(1)	Six months ended September 30, 2010 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

(4)	Annualized.

See Notes to Financial Statements.

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Government Bond

Institutional Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2010(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$11.01		$11.07
Income From Investment Operations
Net Investment Income (Loss)(3)	0.17		0.03
Net Realized and Unrealized Gain (Loss)	0.46		(0.06)
Total From Investment Operations	0.63		(0.03)
Distributions
From Net Investment Income	(0.18)		(0.03)
Net Asset Value, End of Period	$11.46		$11.01

Total Return(4)	5.80%		(0.26)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.28	%(5)	0.28	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.10	%(5)	3.33	%(5)
Portfolio Turnover Rate	34%		124	%(6)
Net Assets, End of Period (in thousands)	$1,964		$25

(1)	Six months ended September 30, 2010 (unaudited).

(2)	March 1, 2010 (commencement of sale) through March 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.

See Notes to Financial Statements.

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Government Bond

A Class(1)
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2010(2)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$11.02		$11.26	$11.05	$10.45	$10.33	$10.52
Income From Investment Operations
Net Investment Income (Loss)(3)	0.15		0.34	0.36	0.44	0.45	0.39
Net Realized and Unrealized Gain (Loss)	0.45		(0.07)	0.35	0.61	0.12	(0.19)
Total From Investment Operations	0.60		0.27	0.71	1.05	0.57	0.20
Distributions
From Net Investment Income	(0.16)		(0.35)	(0.38)	(0.45)	(0.45)	(0.39)
From Net Realized Gains	—		(0.16)	(0.12)	—	—	—
Total Distributions	(0.16)		(0.51)	(0.50)	(0.45)	(0.45)	(0.39)
Net Asset Value, End of Period	$11.46		$11.02	$11.26	$11.05	$10.45	$10.33

Total Return(4)	5.46%		2.52%	6.64%	10.31%	5.69%	1.91%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.73	%(5)	0.73%	0.74%	0.74%	0.74%	0.74%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.65	%(5)	3.03%	3.33%	4.20%	4.35%	3.69%
Portfolio Turnover Rate	34%		124%	335%	239%	319%	416%
Net Assets, End of Period (in thousands)	$222,726		$191,437	$189,956	$105,512	$40,671	$41,336

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	Six months ended September 30, 2010 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

(5)	Annualized.

See Notes to Financial Statements.

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Government Bond

C Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2010(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$11.01		$11.07
Income From Investment Operations
Net Investment Income (Loss)(3)	0.10		0.02
Net Realized and Unrealized Gain (Loss)	0.46		(0.06)
Total From Investment Operations	0.56		(0.04)
Distributions
From Net Investment Income	(0.12)		(0.02)
Net Asset Value, End of Period	$11.45		$11.01

Total Return(4)	5.07%		(0.36)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.48	%(5)	1.48	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.90	%(5)	2.13	%(5)
Portfolio Turnover Rate	34%		124	%(6)
Net Assets, End of Period (in thousands)	$864		$44

(1)	Six months ended September 30, 2010 (unaudited).

(2)	March 1, 2010 (commencement of sale) through March 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.

See Notes to Financial Statements.

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Government Bond

R Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2010(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$11.01		$11.07
Income From Investment Operations
Net Investment Income (Loss)(3)	0.14		0.02
Net Realized and Unrealized Gain (Loss)	0.46		(0.05)
Total From Investment Operations	0.60		(0.03)
Distributions
From Net Investment Income	(0.15)		(0.03)
Net Asset Value, End of Period	$11.46		$11.01

Total Return(4)	5.43%		(0.32)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.98	%(5)	0.98	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.40	%(5)	2.63	%(5)
Portfolio Turnover Rate	34%		124	%(6)
Net Assets, End of Period (in thousands)	$26		$25

(1)	Six months ended September 30, 2010 (unaudited).

(2)	March 1, 2010 (commencement of sale) through March 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.

See Notes to Financial Statements.

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Proxy Voting Results

A special meeting of shareholders was held on June 16, 2010, to vote on the following proposals. Each proposal received the required number of votes and was adopted. A summary of voting results is listed below each proposal.

Proposal 1:

To elect one Trustee to the Board of Trustees of American Century Government Income Trust (the proposal was voted on by all shareholders of funds issued by American Century Government Income Trust):

Frederick L.A. Grauer	For:	6,878,868,575
	Withhold:	268,743,465
	Abstain:	0
	Broker Non-Vote:	0

The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, John Freidenrich, Ronald J. Gilson, Peter F. Pervere, Myron S. Scholes, and John B. Shoven.

Proposal 2:

To approve a management agreement between the fund and American Century Investment Management, Inc.:

Investor and A Classes	For:	635,725,578
	Against:	9,605,771
	Abstain:	18,289,520
	Broker Non-Vote:	131,599,462

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Approval of Management Agreement

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services to a mutual fund are required to be reviewed, evaluated and approved each year by the fund’s board of directors/trustees, including a majority of a fund’s independent directors/trustees (the “Directors”). At American Century Investments, this process is referred to as the “15(c) Process.” The board oversees on a continuous basis the nature and quality of significant services provided by the advisor, the investment performance of the funds, shareholder services, audit and compliance functions and a variety of other matters relating to fund operations. Each year, it also holds a special meeting in connection with determining whether to renew the contracts for advisory services, to review fund performance, shareholder services, adviser profitability, audit and compliance matters, and other fund operational matters.

Under a Securities and Exchange Commission rule, the fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board’s approval or renewal of any advisory agreements within the fund’s most recently completed fiscal half-year period.

Basis for Board Approval of Management Agreement

At a meeting held on April 1, 2010, after considering all information presented, the Board approved, and determined to recommend that shareholders approve, the fund’s Management Agreement with the Advisor. In connection with that approval, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and services provided to the Fund by the Advisor. The Board also considered information received in connection with its ongoing oversight and quarterly evaluation, directly and through the committees of the Board, of the nature and quality of significant services provided by the Advisor, the investment performance of the Fund, shareholder services, audit and compliance functions and a variety of other matters relating to the Fund’s operations. The information considered and the discussions held at the meetings included, but were not limited to:

•	the nature, extent and quality of investment management, shareholder services and other services provided to the Fund;

•	the wide range of programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•	the compliance policies, procedures, and regulatory experience of the Advisor;

•	data comparing the cost of owning the Fund to the cost of owning a similar fund;

•	data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

30

•	financial data showing the profitability of the Fund to the Advisor and the overall profitability of the Advisor;

•	data comparing services provided and charges to other non-fund investment management clients of the Advisor; and

•	consideration of collateral or “fall-out” benefits derived by the Advisor from the management of the Fund and potential sharing of economies of scale in connection with the management of the Fund.

The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision not to continue the relationship with the Advisor. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

The Board considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent legal counsel, and evaluated such information for the Fund. The Board did not identify any single factor as being all-important or controlling, and the Board members may have attributed different levels of importance to different factors. In deciding to approve the Management Agreement under the terms ultimately determined by the Board to be appropriate, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the Management Agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the Management Agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

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•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is complex and provides Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify within or among asset classes, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly review investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. If performance concerns are identified, the underperforming Fund receives special reviews until performance improves, during which time the Board discusses with the Advisor the reasons for such underperformance and any efforts being undertaken to improve performance.

Shareholder and Other Services. Under the Management Agreement, the Advisor will also provide the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through the various committees of the Board, regularly reviews reports and evaluations of such services. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

Costs of Services Provided and Profitability. The Advisor provided detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Board reviewed with the Advisor the methodology used to prepare this financial information. The Board has also reviewed with the Advisor its methodology for compensating the investment professionals that provide services to the Fund. This financial information regarding the Advisor is considered in order to evaluate the Advisor’s financial condition, its ability to continue to provide services under the Management Agreement, and the reasonableness of the management fees.

32

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. It noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The analysis of economies of scale is further complicated by the additional services and content provided by the Advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Board seeks to evaluate economies of scale by reviewing information, such as year-over-year profitability of the Advisor generally, the profitability of its management of the Fund specifically, and the expenses incurred by the Advisor in providing various functions to the Fund. The Board believes the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, fee breakpoints as the fund complex and the Fund increase in size, and through reinvestment in its business to provide shareholders additional services and enhancements to existing services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the Fund reflect the complexity of assessing economies of scale.

Comparison to Other Funds’ Fees. The Management Agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s Independent Trustees (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, the components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee to be paid by the Fund to the Advisor under the Management Agreement is reasonable in light of the services to be provided to the Fund.

33

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature and extent of the services, fees, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the Fund to determine breakpoints in the Fund’s fee schedule, provided they are managed using the same investment team and strategy.

Conclusion of the Board. As a result of this process, the Board, in the absence of particular circumstances and assisted by the advice of its independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the Management Agreement be approved and recommended its approval to Fund shareholders.

34

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

35

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Barclays Capital U.S. Aggregate Bond Index represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S. dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Barclays Capital U.S. Corporate Bond Index (investment-grade) consists of publicly issued U.S. corporate and specified foreign debentures that are SEC-registered and meet specific maturity, liquidity, and quality requirements.

The Barclays Capital U.S. Corporate High-Yield Bond Index covers the universe of fixed-rate, non-investment grade corporate debt of issuers in non-emerging market countries. Eurobonds and debt issues from countries designated as emerging markets are excluded.

The Barclays Capital U.S. Government/MBS Index combines two components of the U.S. Aggregate Bond Index. The U.S. Government component includes U.S. Treasury and U.S. government agency securities with remaining maturities of one year or more. The Mortgage-Backed Securities component covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).

The Barclays Capital U.S. MBS Index (mortgage-backed securities) is a component of the U.S. Aggregate Bond Index and covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).

The Barclays Capital U.S. Treasury Bond Index is the U.S. Treasury component of the U.S. Government/Credit Bond Index (a subset of the U.S. Aggregate Bond Index), is composed of public obligations of the U.S. Treasury with a remaining maturity of one year or more and excludes Treasury Bills.

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index consists of Treasury inflation-protected securities issued by the U.S. Treasury with a remaining maturity of one year or more.

36

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Government Income Trust
Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

1011
CL-SAN-69827

Semiannual Report
September 30, 2010

American Century Investments®

Inflation-Adjusted Bond Fund

President’s Letter	2
Market Perspective	3
U.S. Fixed-Income Total Returns	3

Inflation-Adjusted Bond

Performance	4
Portfolio Commentary	6
Portfolio at a Glance	8
Yields	8
Types of Investments in Portfolio	8

Shareholder Fee Example	9

Financial Statements

Schedule of Investments	11
Statement of Assets and Liabilities	18
Statement of Operations	19
Statement of Changes in Net Assets	20
Notes to Financial Statements	21
Financial Highlights	28

Other Information

Proxy Voting Results	33
Approval of Management Agreement	34
Additional Information	39
Index Definitions	40

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

   Jonathan Thomas

Dear Investor:

To learn more about the capital markets, your investment, and the portfolio management strategies American Century Investments provides, we encourage you to review this shareholder report for the financial reporting period ended September 30, 2010.

On the following pages, you will find investment performance and portfolio information, presented with the expert perspective and commentary of our portfolio management team. This report remains one of our most important vehicles for conveying the information you need about your investment performance, and about the market factors and strategies that affect fund returns. For additional information on the markets, we encourage you to visit the “Insights & News” tab at our Web site, americancentury.com, for updates and further expert commentary.

The top of our Web site’s home page also provides a link to “Our Story,” which, first and foremost, outlines our commitment—since 1958—to helping clients reach their financial goals. We believe strongly that we will only be successful when our clients are successful. That’s who we are.

Another important, unique facet of our story and who we are is “Profits with a Purpose,” which describes our bond with the Stowers Institute for Medical Research (SIMR). SIMR is a world-class biomedical organization—founded by our company founder James E. Stowers, Jr. and his wife Virginia—that is dedicated to researching the causes, treatment, and prevention of gene-based diseases, including cancer. Through American Century Investments’ private ownership structure, more than 40% of our profits support SIMR.

Mr. Stowers’ example of achieving financial success and using that platform to help humanity motivates our entire American Century Investments team. His story inspires us to help each of our clients achieve success. Thank you for sharing your financial journey with us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Market Perspective

By David MacEwen, Chief Investment Officer, Fixed Income

Economic, Investor Uncertainty

Bonds produced solid returns during the six months ended September 30, 2010 (see the accompanying table). Economic growth and financial market performance were uneven, fueling investor uncertainty, which helped demand for bonds. On the one hand, the economy managed positive growth so far in 2010. On the other hand, the housing market and consumer debt levels remained concerns, while the unemployment rate ended September at 9.6%. The Federal Reserve (the Fed) talked about the growing risk of deflation, and investors began to anticipate another round of quantitative easing (government bond purchases by the Fed to further expand the money supply). To help keep borrowing costs low and stimulate growth, the Fed kept its short-term interest rate target (a key determinant of money market yields) near zero.

Paltry interest rates encouraged investors to reach for more yield, helping longer-dated, higher-yielding securities do best. In the Treasury market, this meant the 30-year bond was by far the best-performing maturity segment. Corporate bonds also benefited from demand by yield-hungry investors; however, worries about the economy and potential fallout from the sovereign debt crisis meant higher-quality investment-grade debt was favored over high-yield bonds.

Government agency mortgage-backed securities (MBS) had modest, positive returns, but lagged other segments of the taxable bond market. In part this was because the Fed ended its active support for this market in March 2010. In addition, MBS yields were at historically low levels relative to Treasuries, meaning they offered little incentive for investors to take on the additional risks these securities entail.

Cash returns were essentially flat for the six months, reflecting the Fed’s policy of extremely low rates. Finally, Treasury inflation-linked securities had positive returns but lagged nominal Treasuries in this low-inflation environment.

Yield Curve Fell, Flattened

With the Fed openly debating the possibility of deflation and investors buying longer-term Treasuries, the Treasury yield curve shifted lower and flattened during the six months. The two-year Treasury note yield fell from 1.02% to 0.43%, and its 30-year counterpart (most sensitive to inflation/deflation concerns) fell from 4.71% to 3.69%.

U.S. Fixed-Income Total Returns
For the six months ended September 30, 2010*
Barclays Capital U.S. Treasury Bellwethers		Barclays Capital U.S. Bond Market Indices
Three-Month Bill	0.09%	Corporate (investment-grade)	8.29%
Two-Year Note	1.79%	Treasury	7.54%
10-Year Note	13.25%	Corporate High-Yield	6.60%
30-Year Bond	20.70%	TIPS (inflation-linked)	6.40%
*Total returns for periods less than one year are not annualized.		Aggregate	6.05%
		MBS (mortgage-backed)	3.52%

Performance
Inflation-Adjusted Bond

Total Returns as of September 30, 2010
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ACITX	6.45%	8.75%	5.32%	7.01%	6.20%	2/10/97
Barclays Capital U.S. TIPS Index	—	6.40%	8.89%	5.49%	7.49%	6.79%(2)	—
Institutional Class	AIANX	6.59%	9.01%	5.53%	—	5.88%	10/1/02
A Class(3) No sales charge* With sales charge*	AIAVX	6.31% 1.54%	8.53% 3.63%	5.06% 4.10%	6.75% 6.26%	6.41% 6.02%	6/15/98
C Class No sales charge* With sales charge*	AINOX	5.93% 4.93%	— —	— —	— —	5.93%(1) 4.93%(1)	3/1/10
R Class	AIARX	6.14%	—	—	—	6.23%(1)	3/1/10

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 2/28/97, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Inflation-Adjusted Bond

Growth of $10,000 Over 10 Years
$10,000 investment made September 30, 2000

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.48%	0.28%	0.73%	1.48%	0.98%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary
Inflation-Adjusted Bond

Portfolio Managers: Bob Gahagan, Brian Howell, and Jim Platz

Performance Summary

Inflation-Adjusted Bond returned 6.45%* for the six months ended September 30, 2010. By comparison, the fund’s benchmark, the Barclays Capital U.S. TIPS Index, returned 6.40%. Portfolio returns reflect operating expenses, while index returns do not.

In general, economic data continued to point to lackluster growth, stoking fears of deflation and a potential “phase two” of the Great Recession. Nevertheless, TIPS (Treasury inflation-protected securities) posted solid returns for the six-month period, boosted by a strong rally in the Treasury market. The growing likelihood of government securities purchases by the Federal Reserve (the Fed), combined with the overall aura of economic uncertainty, helped keep Treasuries, including TIPS, in favor. The portfolio’s outperformance relative to the benchmark was primarily due to a portfolio-only weighting in corporate securities, which outperformed TIPS during the period.

Commodities Index Declined, Inflation Remained Low

Most commodity prices generally declined, as indicated by the S&P Goldman Sachs Commodities Index, a measure of price movements in the global commodities markets, which posted a six-month return of -3.00%. Oil prices remained volatile, starting the period at $84 a barrel before tumbling in May to $68 on concerns about subdued economic growth in developed nations. Later in the period, expectations for growing demand from emerging markets sparked a modest price rebound, and oil ended September at $80 a barrel. Meanwhile, gold prices soared, advancing more than 17% on concerns about the weakening U.S. economy and dollar.

Headline inflation, according to the year-to-year change in the Consumer Price Index (CPI), remained muted, rising only 1.1% as of September 30. Similarly, core inflation (excluding food and energy prices) gained just 0.8%.

In this environment, the yield difference (or breakeven rate) between 10-year TIPS and nominal 10-year Treasuries fell from 2.26 percentage points at the end of March to 1.82 percentage points at the end of September. The 10-year breakeven rate equals the market’s expectations for inflation for the next 10 years and reflects the inflation rate required for TIPS to outperform nominal Treasuries during that period. The decline suggests TIPS offer long-term value (it will only require an inflation rate higher than 1.82% for TIPS to outperform nominal Treasuries), especially given the potential for higher inflation to emerge from the extraordinary amounts of monetary and fiscal stimulus still working through the financial system.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

Inflation-Adjusted Bond

Portfolio Strategy

We continued to invest the majority of the portfolio in TIPS (91% as of September 30), while investing the remainder in “spread” (non-Treasury) sectors, including investment-grade corporate and mortgage-backed bonds. Overall, this strategy helped results, as outperformance from corporate bonds offset lagging performance from mortgage securities.

In an effort to maintain maximum inflation protection without investing further in TIPS, we used inflation “swaps” to synthetically create an inflation-linked “overlay” for the non-inflation-linked spread securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (CPI). All swaps bear counterparty credit risk, but we apply stringent controls and oversight with regard to this risk. The portfolio’s swaps outperformed during the period, primarily because we used corporate securities as the counterparts to the swap agreements.

Within the portfolio’s TIPS allocation, our overweight to longer-maturity “high accretion” TIPS detracted from performance. These securities, which have larger accrued inflation adjustments built into them, lagged as inflation fears waned, the economy weakened, and the “real” (after subtracting the inflation premium) Treasury yield curve remained relatively steep. Nevertheless, we believe the high accretion TIPS still offer value and will contribute positively to performance as CPI bottoms and deflation concerns dissipate.

We positioned the portfolio for a flattening of the nominal Treasury yield curve. We believe this strategy should provide longer-term value, as the yield spreads between shorter- and longer-maturity Treasuries tighten, either due to lower long-term yields or rising short-term yields.

Outlook

While the weak economy has helped temper the market’s near-term inflation concerns, the significant monetary and fiscal stimulus from the Fed and U.S. Treasury run the risk of creating significantly higher inflation and a weaker dollar than are currently priced into the market. Therefore, we believe TIPS remain attractively valued at current levels, given long-term inflation averages and the potential for higher-than-usual inflation in the years ahead.

Inflation-Adjusted Bond

Portfolio at a Glance
As of 9/30/10
Weighted Average Life	9.3 years
Average Duration (effective)	6.5 years

Yields as of September 30, 2010
30-Day SEC Yield
Investor Class	0.68%
Institutional Class	0.87%
A Class	0.41%
C Class	-0.30%
R Class	0.19%

Types of Investments in Portfolio
% of net assets as of 9/30/10
U.S. Treasury Securities	90.5%
Corporate Bonds	6.0%
Commercial Mortgage-Backed Securities	1.9%
Collateralized Mortgage Obligations	0.9%
Asset-Backed Securities	0.5%
Municipal Securities	0.1%
Sovereign Governments & Agencies	0.1%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	(0.6)%

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Expenses Paid During Period* 4/1/10 – 9/30/10	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,064.50	$2.48	0.48%
Institutional Class	$1,000	$1,065.90	$1.45	0.28%
A Class	$1,000	$1,063.10	$3.78	0.73%
C Class	$1,000	$1,059.30	$7.64	1.48%
R Class	$1,000	$1,061.40	$5.06	0.98%
Hypothetical
Investor Class	$1,000	$1,022.66	$2.43	0.48%
Institutional Class	$1,000	$1,023.66	$1.42	0.28%
A Class	$1,000	$1,021.41	$3.70	0.73%
C Class	$1,000	$1,017.65	$7.49	1.48%
R Class	$1,000	$1,020.16	$4.96	0.98%

* Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments
Inflation-Adjusted Bond

SEPTEMBER 30, 2010 (UNAUDITED)

Principal Amount	Value
U.S. Treasury Securities — 90.5%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	$202,674,453	$233,044,004
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	172,232,256	189,428,613
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27(1)	110,457,306	127,500,536
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28(1)	77,466,282	82,132,386
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28(1)	124,325,827	166,295,491
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(1)	96,187,690	113,501,475
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(1)	113,186,903	157,365,109
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32(1)	40,940,591	55,269,797
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(1)	91,798,147	102,534,215
U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/12(1)	54,298,571	56,894,694
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(1)	112,485,492	116,484,014
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(1)	142,986,421	151,956,531
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)	49,096,544	50,462,066
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)	18,428,330	19,601,699
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	226,501,564	243,170,720
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14(1)	79,835,850	84,077,130
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	154,866,062	167,678,751
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	191,625,611	204,994,564
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)	34,706,655	35,699,057
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)	145,062,129	157,879,673
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)	143,453,652	157,451,572
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)	119,853,708	135,940,353
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)	98,473,755	111,167,613
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17(1)	59,011,029	68,153,136
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)	68,448,096	74,389,185
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(1)	13,093,461	14,035,575
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	88,138,456	99,403,696
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19(1)	36,246,920	40,251,081
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20(1)	151,425,632	161,232,864
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20(1)	100,465,830	105,591,195
TOTAL U.S. TREASURY SECURITIES (Cost $3,222,458,372)		3,483,586,795
Corporate Bonds — 6.0%
AEROSPACE & DEFENSE — 0.1%
L-3 Communications Corp., 5.20%, 10/15/19(1)	900,000	974,486
United Technologies Corp., 5.70%, 4/15/40(1)	3,290,000	3,783,151
		4,757,637
BEVERAGES — 0.3%

Inflation-Adjusted Bond

Principal Amount	Value
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(2)	$3,120,000	$3,889,685
Coca-Cola Co. (The), 3.625%, 3/15/14(1)	2,440,000	2,640,090
Coca-Cola Enterprises, Inc., 4.25%, 3/1/15(1)	2,490,000	2,762,294
PepsiCo, Inc., 3.10%, 1/15/15(1)	3,250,000	3,468,117
		12,760,186
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 5.85%, 6/1/17(1)	2,590,000	3,096,780
CAPITAL MARKETS — 0.6%
Credit Suisse (New York), 5.50%, 5/1/14(1)	3,710,000	4,160,624
Credit Suisse (New York), 5.30%, 8/13/19(1)	3,240,000	3,595,771
Credit Suisse AG, 5.40%, 1/14/20(1)	980,000	1,047,339
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	3,980,000	4,742,807
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(1)	2,000,000	2,111,936
Morgan Stanley, 4.20%, 11/20/14(1)	3,230,000	3,353,040
Morgan Stanley, 7.30%, 5/13/19(1)	3,190,000	3,675,078
		22,686,595
CHEMICALS — 0.1%
Dow Chemical Co. (The), 8.55%, 5/15/19(1)	1,560,000	1,972,952
COMMERCIAL BANKS — 0.1%
PNC Bank N.A., 6.00%, 12/7/17(1)	1,200,000	1,351,254
PNC Funding Corp., 3.625%, 2/8/15(1)	980,000	1,035,894
		2,387,148
COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(1)	4,400,000	5,103,798
CONSUMER FINANCE — 0.2%
General Electric Capital Corp., 3.75%, 11/14/14(1)	4,640,000	4,920,098
General Electric Capital Corp., 3.50%, 6/29/15(1)	1,200,000	1,257,396
General Electric Capital Corp., 5.625%, 9/15/17(1)	200,000	223,751
General Electric Capital Corp., 6.00%, 8/7/19(1)	1,350,000	1,521,647
John Deere Capital Corp., 4.90%, 9/9/13(1)	1,500,000	1,657,464
		9,580,356
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Bank of America Corp., 6.50%, 8/1/16(1)	4,570,000	5,147,333
Citigroup, Inc., 6.01%, 1/15/15(1)	4,340,000	4,777,190
		9,924,523
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc., 6.70%, 11/15/13(1)	1,820,000	2,108,994
AT&T, Inc., 6.55%, 2/15/39(1)	3,250,000	3,791,765
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)	2,320,000	2,626,168
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	1,560,000	2,127,201
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(1)	3,900,000	4,782,504
Verizon Communications, Inc., 6.10%, 4/15/18(1)	3,970,000	4,727,718
		20,164,350
ELECTRIC UTILITIES — 0.2%
Duke Energy Ohio, Inc., 2.10%, 6/15/13(1)	1,950,000	2,003,717
Exelon Generation Co. LLC, 4.00%, 10/1/20(1)	1,900,000	1,905,588
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	2,600,000	2,782,780
		6,692,085
FOOD & STAPLES RETAILING — 0.1%
Wal-Mart Stores, Inc., 2.875%, 4/1/15(1)	2,040,000	2,162,257
FOOD PRODUCTS — 0.3%
Kraft Foods, Inc., 5.375%, 2/10/20(1)	6,970,000	7,800,343
Kraft Foods, Inc., 6.50%, 2/9/40(1)	2,450,000	2,878,828
Mead Johnson Nutrition Co., 5.90%, 11/1/39(1)	1,300,000	1,470,662
		12,149,833
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%

Inflation-Adjusted Bond

Principal Amount	Value
Medtronic, Inc., 3.00%, 3/15/15(1)	$5,770,000	$6,119,016
Stryker Corp., 3.00%, 1/15/15(1)	1,450,000	1,528,970
		7,647,986
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17(1)	2,970,000	3,347,790
INSURANCE(3)
Prudential Financial, Inc., 2.75%, 1/14/13(1)	1,300,000	1,332,566
MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(1)	1,950,000	2,175,882
MEDIA — 0.6%
CBS Corp., 5.75%, 4/15/20(1)	3,300,000	3,672,151
Comcast Corp., 5.90%, 3/15/16(1)	1,880,000	2,174,942
DirecTV Holdings LLC, 3.55%, 3/15/15(1)	3,300,000	3,430,043
NBC Universal, Inc., 4.375%, 4/1/21(2)(4)	3,600,000	3,651,487
News America, Inc., 6.90%, 8/15/39(1)	3,630,000	4,292,362
Time Warner Cable, Inc., 8.25%, 2/14/14(1)	1,210,000	1,445,465
Time Warner, Inc., 4.875%, 3/15/20(1)	3,270,000	3,553,735
		22,220,185
METALS & MINING — 0.2%
Anglo American Capital plc, 4.45%, 9/27/20(1)(2)	630,000	646,655
Newmont Mining Corp., 6.25%, 10/1/39(1)	3,700,000	4,256,917
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(1)	2,000,000	2,230,758
		7,134,330
MULTI-UTILITIES — 0.3%
Dominion Resources, Inc., 6.40%, 6/15/18(1)	3,250,000	3,968,055
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	1,820,000	2,078,762
Pacific Gas & Electric Co., 5.80%, 3/1/37(1)	2,050,000	2,284,012
PG&E Corp., 5.75%, 4/1/14(1)	1,380,000	1,553,306
Sempra Energy, 6.50%, 6/1/16(1)	1,250,000	1,497,895
		11,382,030
OFFICE ELECTRONICS — 0.1%
Xerox Corp., 6.35%, 5/15/18(1)	2,430,000	2,823,206
OIL, GAS & CONSUMABLE FUELS — 0.7%
Chevron Corp., 3.95%, 3/3/14	2,440,000	2,671,029
ConocoPhillips, 4.75%, 2/1/14(1)	5,990,000	6,679,545
Enterprise Products Operating LLC, 3.70%, 6/1/15(1)	2,500,000	2,628,190
Enterprise Products Operating LLC, 6.45%, 9/1/40(1)	2,000,000	2,231,100
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20(1)	3,930,000	4,243,528
Shell International Finance BV, 4.30%, 9/22/19(1)	3,240,000	3,559,785
Talisman Energy, Inc., 7.75%, 6/1/19(1)	1,700,000	2,173,307
Williams Partners LP, 5.25%, 3/15/20(1)	1,330,000	1,448,307
XTO Energy, Inc., 6.50%, 12/15/18(1)	1,870,000	2,385,207
		28,019,998
PAPER & FOREST PRODUCTS — 0.1%
International Paper Co., 9.375%, 5/15/19(1)	2,000,000	2,598,646
International Paper Co., 7.30%, 11/15/39(1)	1,920,000	2,156,339
		4,754,985
PHARMACEUTICALS — 0.2%
Abbott Laboratories, 5.30%, 5/27/40(1)	1,880,000	2,048,185
Pfizer, Inc., 6.20%, 3/15/19(1)	3,250,000	4,008,384
Roche Holdings, Inc., 6.00%, 3/1/19(1)(2)	2,130,000	2,584,808
		8,641,377
REAL ESTATE INVESTMENT TRUSTS (REITs)(3)
ProLogis, 7.375%, 10/30/19(1)	1,300,000	1,314,079
ROAD & RAIL — 0.1%
Union Pacific Corp., 7.875%, 1/15/19(1)	3,310,000	4,330,410
SOFTWARE — 0.3%

Inflation-Adjusted Bond

Principal Amount	Value
Adobe Systems, Inc., 3.25%, 2/1/15(1)	$4,800,000	$5,029,891
Oracle Corp., 5.75%, 4/15/18(1)	5,000,000	5,954,380
		10,984,271
WIRELESS TELECOMMUNICATION SERVICES(3)
America Movil SAB de CV, 5.00%, 3/30/20(1)	1,350,000	1,462,553
TOTAL CORPORATE BONDS (Cost $211,599,032)		231,010,148
Commercial Mortgage-Backed Securities(5) — 1.9%
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.44%, 10/15/10, resets monthly off the 1-month LIBOR plus 0.18% with no caps(1)(2)	10,093,953	8,914,917
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 10/1/10(1)	2,700,000	2,881,586
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A4 SEQ, 4.96%, 8/10/38(1)	10,659,000	11,160,102
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 10/1/10(1)	7,600,000	8,296,752
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.75%, 7/10/39(1)	5,700,000	5,994,143
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(1)	7,875,000	8,476,208
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 10/11/10(1)	7,500,000	7,610,346
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007 LLFA, Class A1, VRN, 0.56%, 10/15/10, resets monthly off the 1-month LIBOR plus 0.30% with no caps(1)(2)	8,927,324	8,422,952
Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 10/1/10(1)	12,000,000	12,970,196
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $74,175,082)		74,727,202
Collateralized Mortgage Obligations(5) — 0.9%
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)	6,788,716	6,865,100
Banc of America Mortgage Securities, Inc., Series 2004-8, Class 5A1, 6.50%, 5/25/32	7,051,700	7,411,051
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-11, Class 1A10 SEQ, 4.75%, 10/25/18(1)	9,750,000	10,179,882
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/37	8,344,837	8,516,657
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,879,217)		32,972,690
Asset-Backed Securities(5) — 0.5%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	10,751,388	11,055,340
Entergy Texas Restoration Funding LLC, Series 2009 A, Class A1 SEQ, 2.12%, 2/1/16(1)	6,046,473	6,221,589
TOTAL ASSET-BACKED SECURITIES (Cost $16,797,258)		17,276,929
Municipal Securities — 0.1%
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(1)	1,710,000	1,853,007
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(1)	800,000	829,344

Inflation-Adjusted Bond

Principal Amount	Value
New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(1)	$950,000	$1,001,709
Texas GO, (Building Bonds), 5.52%, 4/1/39(1)	1,750,000	1,988,262
TOTAL MUNICIPAL SECURITIES (Cost $5,207,661)		5,672,322
Sovereign Governments & Agencies — 0.1%
Republic of Italy, 3.125%, 1/26/15(1) (Cost $3,360,939)	3,280,000	3,346,319

	Principal Amount/ Shares	Value
Temporary Cash Investments — 0.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	5,918	$5,918
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/19, valued at $23,930,891), in a joint trading account at 0.18%, dated 9/30/10, due 10/1/10 (Delivery value $23,465,117)		23,465,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $23,470,918)		23,470,918
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $3,589,948,479)		3,872,063,323
OTHER ASSETS AND LIABILITIES — (0.6)%		(22,434,061)
TOTAL NET ASSETS — 100.0%		$3,849,629,262

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
1,120	U.S. Long Bond	December 2010	$149,765,000	$1,011,070
502	U.S. Treasury 10-Year Notes	December 2010	63,275,531	1,308,776
			$213,040,531	$2,319,846

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
3,717	U.S. Treasury 2-Year Notes	December 2010	$815,823,422	$(1,661,295)

Inflation-Adjusted Bond

Swap Agreements
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
TOTAL RETURN
$44,200,000	Pay a fixed rate equal to 1.13 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2012.	—	$(1,621,449)
32,000,000	Pay a fixed rate equal to 0.12 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires January 2015.	—	(1,505,660)
24,000,000	Pay a fixed rate equal to 1.31 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires April 2017.	—	(2,252,272)
4,000,000	Pay a fixed rate equal to 0.21 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires April 2018.	—	(179,074)
8,700,000	Pay a fixed rate equal to 0.25 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires March 2019.	—	(417,740)
32,000,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires December 2019.	—	(1,898,799)
50,000,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires March 2020.	—	(2,656,789)
24,000,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires March 2020.	—	(1,310,494)
4,500,000	Pay a fixed rate equal to 0.37 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires April 2022.	—	(243,005)
58,300,000	Pay a fixed rate equal to 1.77 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires December 2027.	—	(6,398,694)
7,600,000	Pay a fixed rate equal to 0.81 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires February 2030.	—	(806,024)
			$(19,290,000)

Inflation-Adjusted Bond

Notes to Schedule of Investments

CPI = Consumer Price Index

GO = General Obligation

LB-UBS = Lehman Brothers, Inc. — UBS AG

LIBOR = London Interbank Offered Rate

NSA = Not Seasonally Adjusted

resets = The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security, or a portion thereof, has been segregated for when-issued securities, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,051,806,000.

(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $28,110,504, which represented 0.7% of total net assets.

(3)	Category is less than 0.05% of total net assets.

(4)	When-issued security.

(5)	Final maturity indicated, unless otherwise noted.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2010 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,589,948,479)	$3,872,063,323
Receivable for investments sold	1,266,818
Receivable for capital shares sold	3,807,677
Receivable for variation margin on futures contracts	70,000
Interest receivable	20,752,070
3,897,959,888

Liabilities
Payable for investments purchased	22,745,238
Payable for capital shares redeemed	4,448,438
Payable for variation margin on futures contracts	287,219
Accrued management fees	1,404,549
Service fees (and distribution fees — A Class and R Class) payable	153,790
Distribution fees payable	1,392
Swap agreements, at value	19,290,000
48,330,626

Net Assets	$3,849,629,262

Net Assets Consist of:
Capital paid in	$3,542,924,973
Undistributed net investment income	39,899,726
Undistributed net realized gain on investment transactions	3,321,168
Net unrealized appreciation on investments	263,483,395
$3,849,629,262

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$2,690,895,865	222,305,213	$12.10
Institutional Class	$407,246,180	33,624,333	$12.11
A Class	$749,153,292	62,124,655	$12.06	*
C Class	$2,307,359	191,294	$12.06
R Class	$26,566	2,199	$12.08

*Maximum offering price $12.63 (net asset value divided by 0.9550)

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$49,282,839

Expenses:
Management fees	8,191,936
Distribution fees — C Class	5,387
Service fees — C Class	1,796
Distribution and service fees:
A Class	917,010
R Class	65
Trustees’ fees and expenses	58,493
Other expenses	171,660
9,346,347

Net investment income (loss)	39,936,492

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	13,138,166
Futures contract transactions	7,026,449
Swap agreement transactions	(350,667)
19,813,948

Change in net unrealized appreciation (depreciation) on:
Investments	178,429,148
Futures contracts	747,225
Swap agreements	(13,810,437)
165,365,936

Net realized and unrealized gain (loss)	185,179,884

Net Increase (Decrease) in Net Assets Resulting from Operations	$225,116,376

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED) AND YEAR ENDED MARCH 31, 2010
Increase (Decrease) in Net Assets	September 30, 2010	March 31, 2010
Operations
Net investment income (loss)	$39,936,492	$94,340,141
Net realized gain (loss)	19,813,948	13,083,241
Change in net unrealized appreciation (depreciation)	165,365,936	47,296,676
Net increase (decrease) in net assets resulting from operations	225,116,376	154,720,058

Distributions to Shareholders
From net investment income:
Investor Class	(32,516,627)	(31,576,120)
Institutional Class	(5,905,038)	(5,848,258)
A Class	(9,242,218)	(8,674,827)
C Class	(15,551)	—
R Class	(308)	—
Decrease in net assets from distributions	(47,679,742)	(46,099,205)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	287,638,005	1,377,673,215

Net increase (decrease) in net assets	465,074,639	1,486,294,068

Net Assets
Beginning of period	3,384,554,623	1,898,260,555
End of period	$3,849,629,262	$3,384,554,623

Undistributed net investment income	$39,899,726	$47,642,976

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2010 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and is organized as a Massachusetts business trust. Inflation-Adjusted Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The fund’s investment objectives are to seek total return and inflation protection consistent with investment in inflation-indexed securities primarily issued by the U.S. Treasury, by other U.S. government agencies and instrumentalities, and by other, non-U.S. government entities such as corporations. The following is a summary of the fund’s significant accounting policies.

Multiple Class — The fund is authorized to issue the Investor Class, the Institutional Class, the A Class (formerly Advisor Class), the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of the C Class and R Class commenced on March 1, 2010.

Security Valuations — Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange the (Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as “roll” transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The fund accounts for “roll” transactions as purchases and sales; as such these transactions may increase portfolio turnover.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders —Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a Management Agreement (the Agreement) with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended September 30, 2010, was 0.47% for the Investor Class, A Class, C Class and R Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2010, are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS) and a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2010, totaled $728,921,868, of which $632,309,091 represented U.S. Treasury and Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2010, totaled $402,548,611, of which $369,007,842 represented U.S. Treasury and Agency obligations.

4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2010		Year ended March 31, 2010(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	54,255,026	$641,017,353	135,001,472	$1,523,997,066
Issued in reinvestment of distributions	2,264,522	26,381,691	2,137,805	24,563,421
Redeemed	(30,916,056)	(364,746,537)	(47,757,972)	(541,816,610)
	25,603,492	302,652,507	89,381,305	1,006,743,877
Institutional Class
Sold	9,788,413	115,389,949	20,972,581	238,882,151
Issued in reinvestment of distributions	495,992	5,778,309	312,289	3,588,206
Redeemed	(12,046,755)	(141,823,918)	(4,897,162)	(55,638,455)
	(1,762,350)	(20,655,660)	16,387,708	186,831,902
A Class
Sold	10,220,888	120,128,662	33,094,921	372,937,288
Issued in reinvestment of distributions	743,631	8,633,555	718,837	8,237,868
Redeemed	(10,639,584)	(125,226,330)	(17,433,264)	(197,241,935)
	324,935	3,535,887	16,380,494	183,933,221
C Class
Sold	188,388	2,214,831	12,087	139,215
Issued in reinvestment of distributions	1,029	11,979	—	—
Redeemed	(10,210)	(121,847)	—	—
	179,207	2,104,963	12,087	139,215
R Class
Sold	—	—	2,172	25,000
Issued in reinvestment of distributions	27	308	—	—
	27	308	2,172	25,000
Net increase (decrease)	24,345,311	$287,638,005	122,163,766	$1,377,673,215

(1)	March 1, 2010 (commencement of sale) through March 31, 2010 for the C Class and R Class.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	—	$3,483,586,795	—
Corporate Bonds	—	231,010,148	—
Commercial Mortgage-Backed Securities	—	74,727,202	—
Collateralized Mortgage Obligations	—	32,972,690	—
Asset-Backed Securities	—	17,276,929	—
Municipal Securities	—	5,672,322	—
Sovereign Governments & Agencies	—	3,346,319	—
Temporary Cash Investments	$5,918	23,465,000	—
Total Value of Investment Securities	$5,918	$3,872,057,405	—

Other Financial Instruments
Futures Contracts	$658,551	—	—
Swap Agreements	—	$(19,290,000)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	$658,551	$(19,290,000)	—

6. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Other Contracts — The fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Swap agreements are valued daily at current market value as provided by a commercial pricing service and/or independent brokers. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The other contract derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of September 30, 2010
	Asset Derivatives		Liability Derivatives
Type of Derivative	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts	$70,000	Payable for variation margin on futures contracts	$ 287,219
Other Contracts	Swap agreements	—	Swap agreements	19,290,000
		$70,000		$19,577,219

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Derivative	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$7,026,449	Change in net unrealized appreciation (depreciation) on futures contracts	$ 747,225
Other Contracts	Net realized gain (loss) on swap agreement transactions	(350,667)	Change in net unrealized appreciation (depreciation) on swap agreements	(13,810,437)
		$6,675,782		$(13,063,212)

7. Interfund Lending

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Trustees. During the six months ended September 30, 2010, the fund did not utilize the program.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,592,301,174
Gross tax appreciation of investments	$300,935,842
Gross tax depreciation of investments	(21,173,693)
Net tax appreciation (depreciation) of investments	$279,762,149

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2010, the fund had accumulated capital losses of $(5,932,838), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(159,657) and $(5,773,181) expire in 2015 and 2017, respectively.

Financial Highlights
Inflation-Adjusted Bond

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2010(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$11.52		$11.06	$11.72	$10.83	$10.73	$11.25
Income From Investment Operations
Net Investment Income (Loss)	0.13	(2)	0.40 (2)	0.17 (2)	0.62 (2)	0.38	0.56
Net Realized and Unrealized Gain (Loss)	0.61		0.24	(0.35)	0.85	0.11	(0.49)
Total From Investment Operations	0.74		0.64	(0.18)	1.47	0.49	0.07
Distributions
From Net Investment Income	(0.16)		(0.18)	(0.40)	(0.58)	(0.38)	(0.56)
From Net Realized Gains	—		—	—	—	—	(0.03)
From Tax Return of Capital	—		—	(0.08)	—	(0.01)	—
Total Distributions	(0.16)		(0.18)	(0.48)	(0.58)	(0.39)	(0.59)
Net Asset Value, End of Period	$12.10		$11.52	$11.06	$11.72	$10.83	$10.73

Total Return(3)	6.45%		5.76%	(1.51)%	14.08%	4.71%	0.56%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.48	%(4)	0.48%	0.49%	0.49%	0.49%	0.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.23	%(4)	3.49%	1.61%	5.66%	3.79%	4.85%
Portfolio Turnover Rate	11%		27%	18%	33%	32%	27%
Net Assets, End of Period (in thousands)	$2,690,896		$2,266,660	$1,187,202	$892,596	$590,530	$704,447

(1)	Six months ended September 30, 2010 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

(4)	Annualized.

See Notes to Financial Statements.

Inflation-Adjusted Bond

Institutional Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2010(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$11.52		$11.06	$11.71	$10.82	$10.73	$11.25
Income From Investment Operations
Net Investment Income (Loss)	0.15	(2)	0.41 (2)	0.16 (2)	0.64 (2)	0.42	0.58
Net Realized and Unrealized Gain (Loss)	0.60		0.25	(0.32)	0.85	0.09	(0.49)
Total From Investment Operations	0.75		0.66	(0.16)	1.49	0.51	0.09
Distributions
From Net Investment Income	(0.16)		(0.20)	(0.41)	(0.60)	(0.42)	(0.58)
From Net Realized Gains	—		—	—	—	—	(0.03)
From Tax Return of Capital	—		—	(0.08)	—	—	—
Total Distributions	(0.16)		(0.20)	(0.49)	(0.60)	(0.42)	(0.61)
Net Asset Value, End of Period	$12.11		$11.52	$11.06	$11.71	$10.82	$10.73

Total Return(3)	6.59%		5.98%	(1.32)%	14.31%	4.92%	0.77%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.28	%(4)	0.28%	0.29%	0.29%	0.29%	0.29%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.43	%(4)	3.69%	1.81%	5.86%	3.99%	5.05%
Portfolio Turnover Rate	11%		27%	18%	33%	32%	27%
Net Assets, End of Period (in thousands)	$407,246		$407,799	$210,177	$165,872	$118,250	$81,860

(1)	Six months ended September 30, 2010 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

(4)	Annualized.

See Notes to Financial Statements.

Inflation-Adjusted Bond

A Class(1)
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2010(2)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$11.49		$11.03	$11.70	$10.81	$10.73	$11.25
Income From Investment Operations
Net Investment Income (Loss)	0.12	(3)	0.37 (3)	0.18 (3)	0.60 (3)	0.36	0.54
Net Realized and Unrealized Gain (Loss)	0.60		0.24	(0.38)	0.84	0.10	(0.49)
Total From Investment Operations	0.72		0.61	(0.20)	1.44	0.46	0.05
Distributions
From Net Investment Income	(0.15)		(0.15)	(0.39)	(0.55)	(0.36)	(0.54)
From Net Realized Gains	—		—	—	—	—	(0.03)
From Tax Return of Capital	—		—	(0.08)	—	(0.02)	—
Total Distributions	(0.15)		(0.15)	(0.47)	(0.55)	(0.38)	(0.57)
Net Asset Value, End of Period	$12.06		$11.49	$11.03	$11.70	$10.81	$10.73

Total Return(4)	6.31%		5.52%	(1.73)%	13.83%	4.37%	0.37%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.73	%(5)	0.73%	0.74%	0.74%	0.74%	0.74%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.98	%(5)	3.24%	1.36%	5.41%	3.54%	4.60%
Portfolio Turnover Rate	11%		27%	18%	33%	32%	27%
Net Assets, End of Period (in thousands)	$749,153		$709,931	$500,882	$488,645	$419,477	$588,877

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	Six months ended September 30, 2010 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

(5)	Annualized.

See Notes to Financial Statements.

Inflation-Adjusted Bond

C Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2010(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$11.51		$11.51
Income From Investment Operations
Net Investment Income (Loss)(3)	0.05		0.03
Net Realized and Unrealized Gain (Loss)	0.63		(0.03)
Total From Investment Operations	0.68		—
Distributions
From Net Investment Income	(0.13)		—
Net Asset Value, End of Period	$12.06		$11.51

Total Return(4)	5.93%		0.00%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.48	%(5)	1.48	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.23	%(5)	3.67	%(5)
Portfolio Turnover Rate	11%		27	%(6)
Net Assets, End of Period (in thousands)	$2,307		$139

(1)	Six months ended September 30, 2010 (unaudited).

(2)	March 1, 2010 (commencement of sale) through March 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.

See Notes to Financial Statements.

Inflation-Adjusted Bond

R Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2010(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$11.52		$11.51
Income From Investment Operations
Net Investment Income (Loss)(3)	0.10		0.04
Net Realized and Unrealized Gain (Loss)	0.60		(0.03)
Total From Investment Operations	0.70		0.01
Distributions
From Net Investment Income	(0.14)		—
Net Asset Value, End of Period	$12.08		$11.52

Total Return(4)	6.14%		0.09%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.98	%(5)	0.98	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.73	%(5)	4.17	%(5)
Portfolio Turnover Rate	11%		27	%(6)
Net Assets, End of Period (in thousands)	$27		$25

(1)	Six months ended September 30, 2010 (unaudited).

(2)	March 1, 2010 (commencement of sale) through March 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.

See Notes to Financial Statements.

Proxy Voting Results

A special meeting of shareholders was held on June 16, 2010, to vote on the following proposals. Each proposal received the required number of votes and was adopted. A summary of voting results is listed below each proposal.

Proposal 1:

To elect one Trustee to the Board of Trustees of American Century Government Income Trust (the proposal was voted on by all shareholders of funds issued by American Century Government Income Trust):

Frederick L.A. Grauer	For:	6,878,868,575
	Withhold:	268,743,465
	Abstain:	0
	Broker Non-Vote:	0

The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, John Freidenrich, Ronald J. Gilson, Peter F. Pervere, Myron S. Scholes, and John B. Shoven.

Proposal 2:

To approve a management agreement between the fund and American Century Investment Management, Inc.:

Investor and A Classes	For:	1,461,796,392
	Against:	33,663,915
	Abstain:	51,400,779
	Broker Non-Vote:	503,313,385

Institutional Class	For:	292,953,382
	Against:	5,209,440
	Abstain:	3,086,948
	Broker Non-Vote:	5,336,894

Approval of Management Agreement

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services to a mutual fund are required to be reviewed, evaluated and approved each year by the fund’s board of directors/trustees, including a majority of a fund’s independent directors/trustees (the “Directors”). At American Century Investments, this process is referred to as the “15(c) Process.” The board oversees on a continuous basis the nature and quality of significant services provided by the advisor, the investment performance of the funds, shareholder services, audit and compliance functions and a variety of other matters relating to fund operations. Each year, it also holds a special meeting in connection with determining whether to renew the contracts for advisory services, to review fund performance, shareholder services, adviser profitability, audit and compliance matters, and other fund operational matters.

Under a Securities and Exchange Commission rule, the fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board’s approval or renewal of any advisory agreements within the fund’s most recently completed fiscal half-year period.

Basis for Board Approval of Management Agreement

At a meeting held on April 1, 2010, after considering all information presented, the Board approved, and determined to recommend that shareholders approve, the fund’s Management Agreement with the Advisor. In connection with that approval, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and services provided to the Fund by the Advisor. The Board also considered information received in connection with its ongoing oversight and quarterly evaluation, directly and through the committees of the Board, of the nature and quality of significant services provided by the Advisor, the investment performance of the Fund, shareholder services, audit and compliance functions and a variety of other matters relating to the Fund’s operations. The information considered and the discussions held at the meetings included, but were not limited to:

•	the nature, extent and quality of investment management, shareholder services and other services provided to the Fund;

•	the wide range of programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•	the compliance policies, procedures, and regulatory experience of the Advisor;

•	data comparing the cost of owning the Fund to the cost of owning a similar fund;

•	data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	financial data showing the profitability of the Fund to the Advisor and the overall profitability of the Advisor;

•	data comparing services provided and charges to other non-fund investment management clients of the Advisor; and

•	consideration of collateral or “fall-out” benefits derived by the Advisor from the management of the Fund and potential sharing of economies of scale in connection with the management of the Fund.

The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision not to continue the relationship with the Advisor. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

The Board considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent legal counsel, and evaluated such information for the Fund. The Board did not identify any single factor as being all-important or controlling, and the Board members may have attributed different levels of importance to different factors. In deciding to approve the Management Agreement under the terms ultimately determined by the Board to be appropriate, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the Management Agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the Management Agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is complex and provides Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify within or among asset classes, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly review investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. If performance concerns are identified, the underperforming Fund receives special reviews until performance improves, during which time the Board discusses with the Advisor the reasons for such underperformance and any efforts being undertaken to improve performance.

Shareholder and Other Services. Under the Management Agreement, the Advisor will also provide the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through the various committees of the Board, regularly reviews reports and evaluations of such services. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

Costs of Services Provided and Profitability. The Advisor provided detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Board reviewed with the Advisor the methodology used to prepare this financial information. The Board has also reviewed with the Advisor its methodology for compensating the investment professionals that provide services to the Fund. This financial information regarding the Advisor is considered in order to evaluate the Advisor’s financial condition, its ability to continue to provide services under the Management Agreement, and the reasonableness of the management fees.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. It noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The analysis of economies of scale is further complicated by the additional services and content provided by the Advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Board seeks to evaluate economies of scale by reviewing information, such as year-over-year profitability of the Advisor generally, the profitability of its management of the Fund specifically, and the expenses incurred by the Advisor in providing various functions to the Fund. The Board believes the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, fee breakpoints as the fund complex and the Fund increase in size, and through reinvestment in its business to provide shareholders additional services and enhancements to existing services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the Fund reflect the complexity of assessing economies of scale.

Comparison to Other Funds’ Fees. The Management Agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s Independent Trustees (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, the components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee to be paid by the Fund to the Advisor under the Management Agreement is reasonable in light of the services to be provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature and extent of the services, fees, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the Fund to determine breakpoints in the Fund’s fee schedule, provided they are managed using the same investment team and strategy.

Conclusion of the Board. As a result of this process, the Board, in the absence of particular circumstances and assisted by the advice of its independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the Management Agreement be approved and recommended its approval to Fund shareholders.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Barclays Capital U.S. Aggregate Bond Index represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S. dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Barclays Capital U.S. Corporate Bond Index (investment-grade) consists of publicly issued U.S. corporate and specified foreign debentures that are SEC-registered and meet specific maturity, liquidity, and quality requirements.

The Barclays Capital U.S. Corporate High-Yield Bond Index covers the universe of fixed-rate, non-investment grade corporate debt of issuers in non-emerging market countries. Eurobonds and debt issues from countries designated as emerging markets are excluded.

The Barclays Capital U.S. MBS Index (mortgage-backed securities) is a component of the U.S. Aggregate Bond Index and covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).

The Barclays Capital U.S. Treasury Bond Index is the U.S. Treasury component of the U.S. Government/Credit Bond Index (a subset of the U.S. Aggregate Bond Index), is composed of public obligations of the U.S. Treasury with a remaining maturity of one year or more and excludes Treasury Bills.

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index consists of Treasury inflation-protected securities issued by the U.S. Treasury with a remaining maturity of one year or more.

The S&P Goldman Sachs Commodities Index is a composite index of commodity sector returns representing and unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully collateralized basis with full reinvestment. The combination of these attributes provides investors with a representative and realistic picture of realizable returns attainable in the commodities markets.

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Government Income Trust
Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

1011
CL-SAN-69828

Semiannual Report
September 30, 2010

American Century Investments®

Short-Term Government Fund

President’s Letter	2
Market Perspective	3
U.S. Fixed-Income Total Returns	3

Short-Term Government

Performance	4
Portfolio Commentary	6
Portfolio at a Glance	8
Yields	8
Types of Investments in Portfolio	8

Shareholder Fee Example	9

Financial Statements

Schedule of Investments	11
Statement of Assets and Liabilities	15
Statement of Operations	16
Statement of Changes in Net Assets	17
Notes to Financial Statements	18
Financial Highlights	24

Other Information

Proxy Voting Results	29
Approval of Management Agreement	30
Additional Information	35
Index Definitions	36

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

   Jonathan Thomas

Dear Investor:

To learn more about the capital markets, your investment, and the portfolio management strategies American Century Investments provides, we encourage you to review this shareholder report for the financial reporting period ended September 30, 2010.

On the following pages, you will find investment performance and portfolio information, presented with the expert perspective and commentary of our portfolio management team. This report remains one of our most important vehicles for conveying the information you need about your investment performance, and about the market factors and strategies that affect fund returns. For additional information on the markets, we encourage you to visit the “Insights & News” tab at our Web site, americancentury.com, for updates and further expert commentary.

The top of our Web site’s home page also provides a link to “Our Story,” which, first and foremost, outlines our commitment—since 1958—to helping clients reach their financial goals. We believe strongly that we will only be successful when our clients are successful. That’s who we are.

Another important, unique facet of our story and who we are is “Profits with a Purpose,” which describes our bond with the Stowers Institute for Medical Research (SIMR). SIMR is a world-class biomedical organization—founded by our company founder James E. Stowers, Jr. and his wife Virginia—that is dedicated to researching the causes, treatment, and prevention of gene-based diseases, including cancer. Through American Century Investments’ private ownership structure, more than 40% of our profits support SIMR.

Mr. Stowers’ example of achieving financial success and using that platform to help humanity motivates our entire American Century Investments team. His story inspires us to help each of our clients achieve success. Thank you for sharing your financial journey with us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Market Perspective

By David MacEwen, Chief Investment Officer, Fixed Income

Economic, Investor Uncertainty

Bonds produced solid returns during the six months ended September 30, 2010 (see the accompanying table). Economic growth and financial market performance were uneven, fueling investor uncertainty, which helped demand for bonds. On the one hand, the economy managed positive growth so far in 2010. On the other hand, the housing market and consumer debt levels remained concerns, while the unemployment rate ended September at 9.6%. The Federal Reserve (the Fed) talked about the growing risk of deflation, and investors began to anticipate another round of quantitative easing (government bond purchases by the Fed to further expand the money supply). To help keep borrowing costs low and stimulate growth, the Fed kept its short-term interest rate target (a key determinant of money market yields) near zero.

Paltry interest rates encouraged investors to reach for more yield, helping longer-dated, higher-yielding securities do best. In the Treasury market, this meant the 30-year bond was by far the best-performing maturity segment. Corporate bonds also benefited from demand by yield-hungry investors; however, worries about the economy and potential fallout from the sovereign debt crisis meant higher-quality investment-grade debt was favored over high-yield bonds.

Government agency mortgage-backed securities (MBS) had modest, positive returns, but lagged other segments of the taxable bond market. In part this was because the Fed ended its active support for this market in March 2010. In addition, MBS yields were at historically low levels relative to Treasuries, meaning they offered little incentive for investors to take on the additional risks these securities entail.

Cash returns were essentially flat for the six months, reflecting the Fed’s policy of extremely low rates. Finally, Treasury inflation-linked securities had positive returns but lagged nominal Treasuries in this low-inflation environment.

Yield Curve Fell, Flattened

With the Fed openly debating the possibility of deflation and investors buying longer-term Treasuries, the Treasury yield curve shifted lower and flattened during the six months. The two-year Treasury note yield fell from 1.02% to 0.43%, and its 30-year counterpart (most sensitive to inflation/deflation concerns) fell from 4.71% to 3.69%.

U.S. Fixed-Income Total Returns
For the six months ended September 30, 2010*
Barclays Capital U.S. Treasury Bellwethers		Barclays Capital U.S. Bond Market Indices
Three-Month Bill	0.09%	Corporate (investment-grade)	8.29%
Two-Year Note	1.79%	Treasury	7.54%
10-Year Note	13.25%	Corporate High-Yield	6.60%
30-Year Bond	20.70%	TIPS (inflation-linked)	6.40%
*Total returns for periods less than one year are not annualized.		Aggregate	6.05%
		MBS (mortgage-backed)	3.52%

3

Performance
Short-Term Government

Total Returns as of September 30, 2010
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWUSX	2.06%	2.68%	4.20%	3.86%	5.75%	12/15/82
Barclays Capital U.S. 1–3 Year Government Bond Index	—	1.80%	2.62%	4.48%	4.37%	6.62%(2)	—
Institutional Class	TWUOX	2.05%	—	—	—	1.85%(1)	3/1/10
A Class(3) No sales charge* With sales charge*	TWAVX	1.93% -0.33%	2.42% 0.16%	3.94% 3.46%	3.60% 3.37%	3.72% 3.52%	7/8/98
C Class No sales charge* With sales charge*	TWACX	1.46% 0.46%	— —	— —	— —	1.16%(1) 0.16%(1)	3/1/10
R Class	TWARX	1.70%	—	—	—	1.44%(1)	3/1/10

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 12/31/82, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Short-Term Government

Growth of $10,000 Over 10 Years
$10,000 investment made September 30, 2000

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.56%	0.36%	0.81%	1.56%	1.06%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

5

Portfolio Commentary
Short-Term Government

Portfolio Managers: Bob Gahagan, Hando Aguilar, Brian Howell, Dan Shiffman, and Jim Platz

Performance Summary

Short-Term Government returned 2.06%* for the six months ended September 30, 2010. By comparison, the Barclays Capital U.S. 1-3 Year Government Bond Index returned 1.80%. See page 4 for additional performance comparisons. Portfolio returns reflect operating expenses, while index returns do not.

The fund’s absolute returns reflect the modest, positive performance of short-term government bonds generally in the last six months. Relative to the benchmark, the portfolio outperformed thanks to security selection decisions in the mortgage allocation, a modest contribution to results from a yield curve flattener trade, and a slightly long duration (price sensitivity to yield changes).

Security Selection in Mortgage Component Helped

Within the mortgage component, we held an underweight position in traditional pass-through government agency mortgage-backed securities (MBS) in favor of higher-yielding Federal Deposit Insurance Corporation (FDIC)-guaranteed securities and collateralized mortgage obligations (CMOs). We avoided traditional MBS because their yields stood at historically low levels on an absolute basis and relative to the income payouts available on Treasury securities. At the same time, the prevailing low interest rate environment meant investors faced questions about the possibility of a wave of home loan refinancings in the short term, balanced against the likelihood of higher rates and MBS underperformance down the road should the economy eventually improve.

This positioning helped performance because FDIC paper and CMOs outperformed pass-through MBS. Investors favored “structured mortgage products,” such as CMOs, which are less likely to experience sharp price volatility as a result of refinancing and the risk of rapidly changing interest rates.

Yield Curve Trade

In late 2009, when the slope of the Treasury yield curve approached record levels of steepness, we put in place a yield curve “flattening” trade. We implemented the trade using two- and five-year Treasury futures (based on the expectation that the yield difference between two- and five-year securities would narrow going forward). The trade was “duration neutral,” meaning we added no additional interest rate risk in taking the position. This trade was designed to benefit from either a greater rise in short-maturity yields than long-maturity (a “bear flattener”) or a greater decline in long-maturity yields than short-maturity (a “bull flattener”). In the last six months, we’ve seen a fairly pronounced bull flattener at the short end of the curve.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

6

Short-Term Government

Longer Duration Contributed

We typically manage duration (price sensitivity to interest rate changes) conservatively, keeping it in a narrow band around that of the benchmark. Rather than make bets on the direction of interest rates, we prefer to focus on adding value through sector and security selection decisions. Nevertheless, we had a slightly long duration relative to the benchmark for the six months. That helped performance because interest rates fell (and bond prices rose) during the period.

Sector Allocation Mixed

Sector allocation, however, had a mixed effect, as it detracted from relative performance to hold an overweight position in mortgage-backed securities (MBS) and corresponding underweight position in Treasuries. But some of this effect was mitigated by holding an allocation to Treasury inflation-protected securities (TIPS). While TIPS lagged nominal Treasuries, they outperformed MBS.

Outlook

“We have a cautious outlook for the economy and fixed-income markets,” said Portfolio Manager Bob Gahagan. “With respect to the economy, we believe the consumer faces a number of challenges in terms of jobs, housing, and the availability of credit. In addition, the money supply is contracting, leading to questions about the Federal Reserve’s ability to aid the economy further. Similarly, the effect of the government’s stimulus plan is waning, and it’s not clear there is any more help in the pipeline. And while an environment of slow growth and modest inflation is typically good for high-quality bonds, yields are already so low that it’s hard to see a sustained rally from here.”

“Those conditions have important implications for fixed-income investors. With interest rates so low, many are reaching for yield by buying higher-yielding, longer-term or lower-rated securities. But we are mindful of the old investing axiom that more money has been lost chasing yield than in any other pursuit. In this environment, we are sticking to our disciplined, relative-value approach to portfolio management, emphasizing careful security selection and risk management. As a result of that process, we are likely to maintain a duration (price sensitivity to interest rate changes) close to that of the benchmark. In terms of sector allocation, we continue to favor a modest overweight to MBS. Within the mortgage slice, we are likely to continue to favor structured mortgage products at the expense of traditional MBS.”

7

Short-Term Government

Portfolio at a Glance
As of 9/30/10
Average Duration (effective)	1.9 years
Weighted Average Life	2.0 years

Yields as of September 30, 2010
30-Day SEC Yield
Investor Class	0.30%
Institutional Class	0.49%
A Class	0.05%
C Class	-0.68%
R Class	-0.19%

Types of Investments in Portfolio
% of net assets as of 9/30/10
U.S. Treasury Securities	60.2%
U.S. Government Agency Securities and Equivalents	27.4%
Collateralized Mortgage Obligations	9.7%
U.S. Government Agency Mortgage-Backed Securities	2.2%
Asset-Backed Securities	—*
Temporary Cash Investments	0.2%
Other Assets and Liabilities	0.3%
*Category is less than 0.05% of total net assets.

8

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

9

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Expenses Paid During Period* 4/1/10 – 9/30/10	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,020.60	$2.84	0.56%
Institutional Class	$1,000	$1,020.50	$1.82	0.36%
A Class	$1,000	$1,019.30	$4.10	0.81%
C Class	$1,000	$1,014.60	$7.88	1.56%
R Class	$1,000	$1,017.00	$5.36	1.06%
Hypothetical
Investor Class	$1,000	$1,022.26	$2.84	0.56%
Institutional Class	$1,000	$1,023.26	$1.83	0.36%
A Class	$1,000	$1,021.01	$4.10	0.81%
C Class	$1,000	$1,017.25	$7.89	1.56%
R Class	$1,000	$1,019.75	$5.37	1.06%

* Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

10

Schedule of Investments
Short-Term Government

SEPTEMBER 30, 2010 (UNAUDITED)

Principal Amount	Value
U.S. Treasury Securities — 60.2%
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(1)	$5,371,800	$5,562,751
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	1,156,580	1,252,269
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	24,205,100	25,893,793
U.S. Treasury Notes, 1.00%, 10/31/11(1)	72,000,000	72,548,424
U.S. Treasury Notes, 0.75%, 11/30/11(1)	46,000,000	46,239,016
U.S. Treasury Notes, 1.125%, 1/15/12(1)	50,000,000	50,525,400
U.S. Treasury Notes, 0.75%, 5/31/12(1)	30,000,000	30,187,380
U.S. Treasury Notes, 1.875%, 6/15/12(1)	90,000,000	92,316,780
U.S. Treasury Notes, 0.375%, 8/31/12(1)	20,000,000	19,986,720
U.S. Treasury Notes, 1.375%, 9/15/12(1)	25,000,000	25,463,875
U.S. Treasury Notes, 1.375%, 11/15/12(1)	85,000,000	86,660,135
U.S. Treasury Notes, 1.375%, 1/15/13(1)	25,000,000	25,500,000
U.S. Treasury Notes, 1.375%, 3/15/13(1)	95,000,000	96,974,765
U.S. Treasury Notes, 1.375%, 5/15/13(1)	20,000,000	20,421,920
U.S. Treasury Notes, 0.75%, 9/15/13(1)	4,000,000	4,014,064
U.S. Treasury Notes, 1.875%, 4/30/14(1)	10,000,000	10,373,440
U.S. Treasury Notes, 2.375%, 8/31/14(1)	5,000,000	5,277,345
U.S. Treasury Notes, 2.625%, 12/31/14(1)	2,500,000	2,664,650
TOTAL U.S. TREASURY SECURITIES (Cost $613,149,370)		621,862,727
U.S. Government Agency Securities and Equivalents — 27.4%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 10.7%
FHLMC, 2.125%, 9/21/12(1)	17,000,000	17,537,948
FHLMC, 1.625%, 4/15/13(1)	25,000,000	25,582,650
FHLMC, 2.875%, 2/9/15(1)	20,000,000	21,322,600
FHLMC, 1.75%, 9/10/15	10,000,000	10,115,670
FNMA, 0.625%, 9/24/12(1)	10,000,000	10,028,210
FNMA, 1.75%, 12/28/12(1)	10,000,000	10,029,610
FNMA, 1.00%, 9/23/13	15,000,000	15,070,500
		109,687,188
GOVERNMENT-BACKED CORPORATE BONDS(2) — 16.7%
Ally Financial, Inc., 1.75%, 10/30/12(1)	13,000,000	13,306,085
Ally Financial, Inc., 2.20%, 12/19/12(1)	9,500,000	9,824,948
Bank of America Corp., 2.10%, 4/30/12(1)	5,000,000	5,125,705
Bank of America Corp., 3.125%, 6/15/12(1)	17,000,000	17,721,735
Citigroup Funding, Inc., 1.875%, 10/22/12	5,000,000	5,129,395
FDIC Structured Sale Guaranteed Notes, Series A1, 1.05%, 10/25/11(3)(4)	3,000,000	2,979,573
General Electric Capital Corp., 2.25%, 3/12/12(1)	15,000,000	15,390,075
Goldman Sachs Group, Inc. (The), 1.625%, 7/15/11(1)	6,000,000	6,068,850
Goldman Sachs Group, Inc. (The), 2.15%, 3/15/12(1)	10,000,000	10,245,330
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12(1)	6,500,000	6,798,655
HSBC USA, Inc., 3.125%, 12/16/11(1)	7,000,000	7,228,781
John Deere Capital Corp., 2.875%, 6/19/12(1)	5,000,000	5,199,270
JPMorgan Chase & Co., 2.125%, 6/22/12(1)	10,000,000	10,282,850
JPMorgan Chase & Co., 2.125%, 12/26/12(1)	16,000,000	16,531,600
Morgan Stanley, 2.00%, 9/22/11(1)	10,000,000	10,163,360
Morgan Stanley, 3.25%, 12/1/11(1)	10,000,000	10,330,240
State Street Corp., 2.15%, 4/30/12(1)	5,000,000	5,131,995
US Bancorp., 1.80%, 5/15/12	15,000,000	15,320,475
		172,778,922
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS (Cost $276,808,015)		282,466,110

11

Short-Term Government

Principal Amount	Value
Collateralized Mortgage Obligations(5) — 9.7%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17(1)	$8,988,315	$9,666,669
FHLMC, Series 2624, Class FE SEQ, VRN, 0.56%, 10/15/10, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 8.00%(1)	3,611,677	3,614,340
FHLMC, Series 2625, Class FJ SEQ, VRN, 0.56%, 10/15/10, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 7.50%(1)	2,473,455	2,474,591
FHLMC, Series 2631, Class PC, 4.50%, 3/15/16(1)	3,931,964	3,971,987
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	12,911,768	13,944,087
FHLMC, Series 2688, Class DE SEQ, 4.50%, 2/15/20(1)	1,707,313	1,730,997
FHLMC, Series 2699, Class TG SEQ, 4.00%, 5/15/17(1)	1,203,580	1,246,727
FHLMC, Series 2718, Class FW, VRN, 0.61%, 10/15/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(1)	5,221,514	5,233,624
FHLMC, Series 2779, Class FM SEQ, VRN, 0.61%, 10/15/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(1)	1,810,270	1,812,761
FHLMC, Series 2827, Class F, VRN, 0.61%, 10/15/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(1)	2,755,877	2,758,919
FHLMC, Series 2984, Class NA, 5.50%, 4/15/26(1)	586,287	588,260
FHLMC, Series 3562, Class KB SEQ, 4.00%, 11/15/22(1)	8,318,156	8,678,688
FHLMC, Series 3601, Class AB SEQ, 1.25%, 11/15/12	5,223,587	5,251,151
FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21(1)	1,556,732	1,647,793
FNMA, Series 2003-3, Class HA SEQ, 5.00%, 9/25/16(1)	204,474	205,753
FNMA, Series 2003-17, Class FN, VRN, 0.56%, 10/25/10, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 8.50%(1)	6,570,554	6,581,036
FNMA, Series 2003-24, Class BF SEQ, VRN, 0.61%, 10/25/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(1)	1,635,218	1,636,320
FNMA, Series 2003-29, Class L SEQ, 5.00%, 9/25/30(1)	1,275,842	1,305,417
FNMA, Series 2003-35, Class KC SEQ, 4.50%, 4/25/17(1)	986,046	1,013,428
FNMA, Series 2003-42, Class FK, VRN, 0.66%, 10/25/10, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(1)	2,681,977	2,686,036
FNMA, Series 2003-43, Class LF, VRN, 0.61%, 10/25/10, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(1)	3,340,753	3,346,056
FNMA, Series 2003-123, Class AY, 4.00%, 12/25/18	6,200,000	6,686,432
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	5,000,000	5,439,837
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	3,000,000	3,282,645
FNMA, Series 2005-53, Class WC SEQ, 5.00%, 8/25/18(1)	1,654,923	1,701,206
FNMA, Series 2006-4, Class A SEQ, 6.00%, 11/25/22(1)	886,773	900,582
FNMA, Series 2006-77, Class PD, 6.50%, 10/25/30(1)	1,012,946	1,038,705
GNMA, Series 2003-55, Class PG, 5.00%, 6/20/29(1)	476,121	476,165
GNMA, Series 2009-61, Class PA, 5.00%, 2/16/32	1,291,808	1,344,895
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $98,897,249)		100,265,107

12

Short-Term Government

Principal Amount	Value
U.S. Government Agency Mortgage-Backed Securities(5) — 2.2%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.7%
FHLMC, VRN, 3.25%, 11/1/10(1)	$46,552	$46,660
FHLMC, VRN, 2.37%, 2/1/11(1)	148,967	150,494
FHLMC, VRN, 3.00%, 3/1/11(1)	61,569	62,114
FHLMC, VRN, 4.27%, 7/1/11(1)	1,510,324	1,601,884
FHLMC, VRN, 6.33%, 9/1/11(1)	7,268,784	7,738,606
FNMA, VRN, 3.50%, 10/1/10(1)	12,411	12,683
FNMA, VRN, 3.35%, 11/1/10(1)	37,039	37,552
FNMA, VRN, 4.90%, 11/1/10(1)	155,868	162,792
FNMA, VRN, 7.49%, 11/1/10(1)	9,842	10,423
FNMA, VRN, 2.03%, 1/1/11(1)	67,006	69,134
FNMA, VRN, 3.875%, 1/1/11(1)	11,079	11,418
FNMA, VRN, 4.85%, 1/1/11(1)	36,761	38,591
FNMA, VRN, 2.18%, 2/1/11(1)	1,834,478	1,905,533
FNMA, VRN, 2.34%, 2/1/11(1)	21,138	21,680
FNMA, VRN, 2.375%, 2/1/11(1)	9,551	9,597
FNMA, VRN, 4.34%, 2/1/11(1)	652,473	686,191
FNMA, VRN, 5.73%, 2/1/11(1)	3,915,829	4,120,509
FNMA, VRN, 4.41%, 3/1/11(1)	75,136	78,268
FNMA, VRN, 6.17%, 3/1/11(1)	6,088	6,120
FNMA, VRN, 2.38%, 4/1/11(1)	50,397	52,388
FNMA, VRN, 2.45%, 4/1/11(1)	57,356	57,770
FNMA, VRN, 2.75%, 4/1/11(1)	33,846	35,665
FNMA, VRN, 2.30%, 5/1/11(1)	188,300	195,837
FNMA, VRN, 2.33%, 5/1/11(1)	53,289	55,437
FNMA, VRN, 2.56%, 5/1/11(1)	43,622	45,630
FNMA, VRN, 3.80%, 5/1/11(1)	14,431	15,109
FNMA, VRN, 2.19%, 6/1/11(1)	34,798	35,911
FNMA, VRN, 2.90%, 7/1/11(1)	17,453	17,618
FNMA, VRN, 2.49%, 9/1/11(1)	21,431	22,149
GNMA, VRN, 3.625%, 1/1/11(1)	28,863	29,869
GNMA, VRN, 3.375%, 4/1/11(1)	546	565
GNMA, VRN, 3.875%, 4/1/11(1)	75,988	78,567
GNMA, VRN, 3.375%, 7/1/11(1)	15,440	15,933
GNMA, VRN, 4.125%, 10/1/11(1)	10,809	11,213
		17,439,910
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.5%
FHLMC, 6.50%, 1/1/11(1)	2,319	2,336
FHLMC, 6.50%, 5/1/11(1)	16,390	17,736
FHLMC, 6.50%, 12/1/12(1)	71,220	74,479
FHLMC, 6.00%, 2/1/13(1)	193,489	203,201
FHLMC, 7.00%, 11/1/13(1)	12,693	13,456
FHLMC, 7.00%, 12/1/14(1)	19,585	21,024
FHLMC, 6.00%, 1/1/15(1)	634,941	686,600
FHLMC, 7.50%, 5/1/16(1)	225,418	243,398
FHLMC, 5.50%, 11/1/17(1)	715,682	772,346
FNMA, 8.00%, 5/1/12(1)	9,900	10,465
FNMA, 6.50%, 1/1/13(1)	295,334	308,725
FNMA, 6.50%, 3/1/13(1)	2,992	3,238
FNMA, 6.00%, 6/1/13(1)	35,922	38,817
FNMA, 6.50%, 6/1/13(1)	1,667	1,804
FNMA, 6.00%, 1/1/14(1)	12,930	13,972
FNMA, 6.00%, 7/1/14(1)	105,738	114,259
FNMA, 5.50%, 4/1/16(1)	230,824	250,037
FNMA, 7.00%, 5/1/32(1)	851,800	967,630
FNMA, 7.00%, 6/1/32(1)	108,165	122,967

13

Short-Term Government

Principal Amount	Value
FNMA, 7.00%, 6/1/32(1)	$655,386	$744,507
FNMA, 7.00%, 8/1/32(1)	415,763	472,300
GNMA, 9.50%, 11/20/19(1)	8,654	9,959
		5,093,256
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $21,538,479)		22,533,166
Asset-Backed Securities(5)(6)
Ameriquest Mortgage Securities, Inc., Series 2003-8, Class AV2, VRN, 1.12%, 10/25/10, resets monthly off the 1-month LIBOR plus 0.43% with no caps(1) (Cost $95,033)	95,033	93,016

	Principal Amount/ Shares	Value
Temporary Cash Investments — 0.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	86,833	$86,833
FHLB Discount Notes, 0.01%, 10/1/10(4)	$1,445,000	1,445,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,531,833)		1,531,833
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,012,019,979)		1,028,751,959
OTHER ASSETS AND LIABILITIES — 0.3%		3,521,031
TOTAL NET ASSETS — 100.0%		$1,032,272,990

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
553	U.S. Treasury 5-Year Notes	December 2010	$66,839,555	$677,231

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
633	U.S. Treasury 2-Year Notes	December 2010	$138,933,609	$(258,533)

Notes to Schedule of Investments

Equivalent = Security whose principal payments are backed by the full faith and credit of the United States

FDIC = Federal Deposit Insurance Corporation

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $205,774,000.

(2)
The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $2,979,573, which represented 0.3% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

(5)	Final maturity indicated, unless otherwise noted.

(6)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities

SEPTEMBER 30, 2010 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,012,019,979)	$1,028,751,959
Cash	5,581
Receivable for investments sold	267,267
Receivable for capital shares sold	1,100,797
Receivable for variation margin on futures contracts	25,922
Interest receivable	3,852,061
1,034,003,587

Liabilities
Payable for capital shares redeemed	1,185,310
Payable for variation margin on futures contracts	39,563
Accrued management fees	470,816
Service fees (and distribution fees — A Class and R Class) payable	17,546
Distribution fees payable	330
Dividends payable	17,032
1,730,597

Net Assets	$1,032,272,990

Net Assets Consist of:
Capital paid in	$1,020,994,811
Accumulated net investment loss	(138,079)
Accumulated net realized loss on investment transactions	(5,734,420)
Net unrealized appreciation on investments	17,150,678
$1,032,272,990

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$950,809,849	96,367,741	$9.87
Institutional Class	$25,464	2,580	$9.87
A Class	$80,704,351	8,178,771	$9.87	*
C Class	$707,966	71,736	$9.87
R Class	$25,360	2,569	$9.87
*Maximum offering price $10.10 (net asset value divided by 0.9775)

See Notes to Financial Statements.

15

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$8,043,567

Expenses:
Management fees	2,886,387
Distribution fees — C Class	680
Service fees — C Class	226
Distribution and service fees:
A Class	104,854
R Class	63
Trustees’ fees and expenses	16,862
Other expenses	36,431
3,045,503

Net investment income (loss)	4,998,064

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	4,306,529
Futures contract transactions	1,195,190
5,501,719

Change in net unrealized appreciation (depreciation) on:
Investments	9,220,805
Futures contracts	594,347
9,815,152

Net realized and unrealized gain (loss)	15,316,871

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,314,935

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED) AND YEAR ENDED MARCH 31, 2010
Increase (Decrease) in Net Assets	September 30, 2010	March 31, 2010
Operations
Net investment income (loss)	$4,998,064	$16,934,408
Net realized gain (loss)	5,501,719	10,919,442
Change in net unrealized appreciation (depreciation)	9,815,152	(3,412,140)
Net increase (decrease) in net assets resulting from operations	20,314,935	24,441,710

Distributions to Shareholders
From net investment income:
Investor Class	(4,828,579)	(16,319,090)
Institutional Class	(153)	(27)
A Class	(317,020)	(907,603)
C Class	(12)	(3)
R Class	(64)	(13)
Decrease in net assets from distributions	(5,145,828)	(17,226,736)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(49,088,989)	22,577,685

Net increase (decrease) in net assets	(33,919,882)	29,792,659

Net Assets
Beginning of period	1,066,192,872	1,036,400,213
End of period	$1,032,272,990	$1,066,192,872

Accumulated undistributed net investment income (loss)	$(138,079)	$9,685

See Notes to Financial Statements.

17

Notes to Financial Statements

SEPTEMBER 30, 2010 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and is organized as a Massachusetts business trust. Short-Term Government Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The fund seeks high current income while maintaining safety of principal. The fund pursues its objectives by investing primarily in U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. The fund may also invest in investment-grade debt securities, including debt securities of U.S. companies, and non-U.S. government mortgage-backed, asset-backed and other fixed-income securities. The following is a summary of the fund’s significant accounting policies.

Multiple Class — The fund is authorized to issue the Investor Class, the Institutional Class, the A Class (formerly Advisor Class), the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of the Institutional Class, C Class and R Class commenced on March 1, 2010.

Security Valuations — Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

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Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders —Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

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2. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a Management Agreement (the Agreement) with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended September 30, 2010, was 0.55% for the Investor Class, A Class, C Class and R Class and 0.35% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2010, are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC. Directors of these entities are officers and directors of other entities and those other entities own 20% of the outstanding shares of the fund.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS) and a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2010, totaled $417,407,242, of which $407,135,146 represented U.S. Treasury and Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2010, totaled $443,496,561, of which $433,303,335 represented U.S. Treasury and Agency obligations.

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4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2010		Year ended March 31, 2010(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	12,748,081	$124,961,012	48,506,544	$470,491,702
Issued in reinvestment of distributions	481,192	4,721,229	1,643,435	15,953,799
Redeemed	(18,835,158)	(184,268,638)	(48,709,652)	(472,955,017)
	(5,605,885)	(54,586,397)	1,440,327	13,490,484
Institutional Class
Sold	—	—	2,561	25,000
Issued in reinvestment of distributions	16	153	3	27
	16	153	2,564	25,027
A Class
Sold	3,415,088	33,391,238	9,047,645	87,928,437
Issued in reinvestment of distributions	31,211	306,346	91,030	883,746
Redeemed	(2,944,939)	(28,881,110)	(8,206,772)	(79,800,025)
	501,360	4,816,474	931,903	9,012,158
C Class
Sold	72,244	710,707	2,562	25,000
Issued in reinvestment of distributions	1	10	— (2)	3
Redeemed	(3,071)	(30,000)	—	—
	69,174	680,717	2,562	25,003
R Class
Sold	—	—	2,562	25,000
Issued in reinvestment of distributions	6	64	1	13
	6	64	2,563	25,013
Net increase (decrease)	(5,035,329)	$(49,088,989)	2,379,919	$22,577,685

(1)	March 1, 2010 (commencement of sale) through March 31, 2010 for the Institutional Class, C Class and R Class.

(2)	Share amount was less than 0.5.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2010. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	—	$621,862,727	—
U.S. Government Agency Securities and Equivalents	—	282,466,110	—
Collateralized Mortgage Obligations	—	100,265,107	—
U.S. Government Agency Mortgage-Backed Securities	—	22,533,166	—
Asset-Backed Securities	—	93,016	—
Temporary Cash Investments	$86,833	1,445,000	—
Total Value of Investment Securities	$86,833	$1,028,665,126	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$418,698	—	—

6. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of interest rate risk derivative instruments as of September 30, 2010, is disclosed on the Statement of Assets and Liabilities as an asset of $25,922 in receivable for variation margin on futures contracts and a liability of $39,563 in payable for variation margin on futures contracts. For the six months ended September 30, 2010, the effect of interest rate risk derivative instruments on the Statement of Operations was $1,195,190 in net realized gain (loss) on futures contract transactions and $594,347 in change in net unrealized appreciation (depreciation) on futures contracts.

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7. Interfund Lending

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Trustees. During the six months ended September 30, 2010, the fund did not utilize the program.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,012,041,765
Gross tax appreciation of investments	$16,769,784
Gross tax depreciation of investments	(59,590)
Net tax appreciation (depreciation) of investments	$16,710,194

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2010, the fund had accumulated capital losses of $(9,010,242), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(1,404,594) and $(7,605,648) expire in 2014 and 2015, respectively.

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Financial Highlights
Short-Term Government

Investor Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2010(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.72		$9.66	$9.65	$9.37	$9.32	$9.44
Income From Investment Operations
Net Investment Income (Loss)(2)	0.05		0.15	0.29	0.40	0.40	0.32
Net Realized and Unrealized Gain (Loss)	0.15		0.07	0.01	0.29	0.06	(0.11)
Total From Investment Operations	0.20		0.22	0.30	0.69	0.46	0.21
Distributions
From Net Investment Income	(0.05)		(0.16)	(0.29)	(0.41)	(0.41)	(0.33)
Net Asset Value, End of Period	$9.87		$9.72	$9.66	$9.65	$9.37	$9.32

Total Return(3)	2.06%		2.25%	3.17%	7.50%	5.02%	2.22%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.56	%(4)	0.56%	0.57%	0.57%	0.57%	0.57%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.98	%(4)	1.57%	2.99%	4.23%	4.34%	3.41%
Portfolio Turnover Rate	42%		158%	142%	148%	210%	292%
Net Assets, End of Period (in thousands)	$950,810		$991,464	$971,230	$1,105,947	$937,029	$919,295

(1)	Six months ended September 30, 2010 (unaudited).

(2)	Computed using average shares outstanding throughout the period.

(3)
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

(4)	Annualized.

See Notes to Financial Statements.

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Short-Term Government

Institutional Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2010(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$9.73		$9.76
Income From Investment Operations
Net Investment Income (Loss)(3)	0.06		0.01
Net Realized and Unrealized Gain (Loss)	0.14		(0.03)
Total From Investment Operations	0.20		(0.02)
Distributions
From Net Investment Income	(0.06)		(0.01)
Net Asset Value, End of Period	$9.87		$9.73

Total Return(4)	2.05%		(0.20)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.36	%(5)	0.36	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.18	%(5)	1.33	%(5)
Portfolio Turnover Rate	42%		158	%(6)
Net Assets, End of Period (in thousands)	$25		$25

(1)	Six months ended September 30, 2010 (unaudited).

(2)	March 1, 2010 (commencement of sale) through March 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.

See Notes to Financial Statements.

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Short-Term Government

A Class(1)
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2010(2)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$9.72		$9.66	$9.65	$9.37	$9.32	$9.44
Income From Investment Operations
Net Investment Income (Loss)(3)	0.04		0.13	0.24	0.38	0.38	0.29
Net Realized and Unrealized Gain (Loss)	0.15		0.06	0.03	0.28	0.05	(0.11)
Total From Investment Operations	0.19		0.19	0.27	0.66	0.43	0.18
Distributions
From Net Investment Income	(0.04)		(0.13)	(0.26)	(0.38)	(0.38)	(0.30)
Net Asset Value, End of Period	$9.87		$9.72	$9.66	$9.65	$9.37	$9.32

Total Return(4)	1.93%		2.00%	2.91%	7.23%	4.76%	1.96%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.81	%(5)	0.81%	0.82%	0.82%	0.82%	0.82%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.73	%(5)	1.32%	2.74%	3.98%	4.09%	3.16%
Portfolio Turnover Rate	42%		158%	142%	148%	210%	292%
Net Assets, End of Period (in thousands)	$80,704		$74,654	$65,170	$32,379	$27,541	$29,166

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	Six months ended September 30, 2010 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

(5)	Annualized.

See Notes to Financial Statements.

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Short-Term Government

C Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2010(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$9.73		$9.76
Income From Investment Operations
Net Investment Income (Loss)(3)	—	(4)	—	(4)
Net Realized and Unrealized Gain (Loss)	0.14		(0.03)
Total From Investment Operations	0.14		(0.03)
Distributions
From Net Investment Income	—	(4)	—	(4)
Net Asset Value, End of Period	$9.87		$9.73

Total Return(5)	1.46%		(0.30)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.56	%(6)	1.56	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.02	)%(6)	0.13	%(6)
Portfolio Turnover Rate	42%		158	%(7)
Net Assets, End of Period (in thousands)	$708		$25

(1)	Six months ended September 30, 2010 (unaudited).

(2)	March 1, 2010 (commencement of sale) through March 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)
Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.

See Notes to Financial Statements.

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Short-Term Government

R Class
For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
	2010(1)		2010(2)
Per-Share Data
Net Asset Value, Beginning of Period	$9.73		$9.76
Income From Investment Operations
Net Investment Income (Loss)(3)	0.02		0.01
Net Realized and Unrealized Gain (Loss)	0.15		(0.03)
Total From Investment Operations	0.17		(0.02)
Distributions
From Net Investment Income	(0.03)		(0.01)
Net Asset Value, End of Period	$9.87		$9.73

Total Return(4)	1.70%		(0.26)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.06	%(5)	1.06	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.48	%(5)	0.63	%(5)
Portfolio Turnover Rate	42%		158	%(6)
Net Assets, End of Period (in thousands)	$25		$25

(1)	Six months ended September 30, 2010 (unaudited).

(2)	March 1, 2010 (commencement of sale) through March 31, 2010.

(3)	Computed using average shares outstanding throughout the period.

(4)
Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.

See Notes to Financial Statements.

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Proxy Voting Results

A special meeting of shareholders was held on June 16, 2010, to vote on the following proposals. Each proposal received the required number of votes and was adopted. A summary of voting results is listed below each proposal.

Proposal 1:

To elect one Trustee to the Board of Trustees of American Century Government Income Trust (the proposal was voted on by all shareholders of funds issued by American Century Government Income Trust):

Frederick L.A. Grauer	For:	6,878,868,575
	Withhold:	268,743,465
	Abstain:	0
	Broker Non-Vote:	0

The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, John Freidenrich, Ronald J. Gilson, Peter F. Pervere, Myron S. Scholes, and John B. Shoven.

Proposal 2:

To approve a management agreement between the fund and American Century Investment Management, Inc.:

Investor and A Classes	For:	708,791,650
	Against:	5,985,588
	Abstain:	13,761,543
	Broker Non-Vote:	166,755,267

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Approval of Management Agreement

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services to a mutual fund are required to be reviewed, evaluated and approved each year by the fund’s board of directors/trustees, including a majority of a fund’s independent directors/trustees (the “Directors”). At American Century Investments, this process is referred to as the “15(c) Process.” The board oversees on a continuous basis the nature and quality of significant services provided by the advisor, the investment performance of the funds, shareholder services, audit and compliance functions and a variety of other matters relating to fund operations. Each year, it also holds a special meeting in connection with determining whether to renew the contracts for advisory services, to review fund performance, shareholder services, adviser profitability, audit and compliance matters, and other fund operational matters.

Under a Securities and Exchange Commission rule, the fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board’s approval or renewal of any advisory agreements within the fund’s most recently completed fiscal half-year period.

Basis for Board Approval of Management Agreement

At a meeting held on April 1, 2010, after considering all information presented, the Board approved, and determined to recommend that shareholders approve, the fund’s Management Agreement with the Advisor. In connection with that approval, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and services provided to the Fund by the Advisor. The Board also considered information received in connection with its ongoing oversight and quarterly evaluation, directly and through the committees of the Board, of the nature and quality of significant services provided by the Advisor, the investment performance of the Fund, shareholder services, audit and compliance functions and a variety of other matters relating to the Fund’s operations. The information considered and the discussions held at the meetings included, but were not limited to:

•	the nature, extent and quality of investment management, shareholder services and other services provided to the Fund;

•	the wide range of programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•	the compliance policies, procedures, and regulatory experience of the Advisor;

•	data comparing the cost of owning the Fund to the cost of owning a similar fund;

•	data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

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•	financial data showing the profitability of the Fund to the Advisor and the overall profitability of the Advisor;

•	data comparing services provided and charges to other non-fund investment management clients of the Advisor; and

•	consideration of collateral or “fall-out” benefits derived by the Advisor from the management of the Fund and potential sharing of economies of scale in connection with the management of the Fund.

The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision not to continue the relationship with the Advisor. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

The Board considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent legal counsel, and evaluated such information for the Fund. The Board did not identify any single factor as being all-important or controlling, and the Board members may have attributed different levels of importance to different factors. In deciding to approve the Management Agreement under the terms ultimately determined by the Board to be appropriate, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the Management Agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the Management Agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

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•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is complex and provides Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify within or among asset classes, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly review investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. If performance concerns are identified, the underperforming Fund receives special reviews until performance improves, during which time the Board discusses with the Advisor the reasons for such underperformance and any efforts being undertaken to improve performance.

Shareholder and Other Services. Under the Management Agreement, the Advisor will also provide the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through the various committees of the Board, regularly reviews reports and evaluations of such services. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

Costs of Services Provided and Profitability. The Advisor provided detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Board reviewed with the Advisor the methodology used to prepare this financial information. The Board has also reviewed with the Advisor its methodology for compensating the investment professionals that provide services to the Fund. This financial information regarding the Advisor is considered in order to evaluate the Advisor’s financial condition, its ability to continue to provide services under the Management Agreement, and the reasonableness of the management fees.

32

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. It noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The analysis of economies of scale is further complicated by the additional services and content provided by the Advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Board seeks to evaluate economies of scale by reviewing information, such as year-over-year profitability of the Advisor generally, the profitability of its management of the Fund specifically, and the expenses incurred by the Advisor in providing various functions to the Fund. The Board believes the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, fee breakpoints as the fund complex and the Fund increase in size, and through reinvestment in its business to provide shareholders additional services and enhancements to existing services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the Fund reflect the complexity of assessing economies of scale.

Comparison to Other Funds’ Fees. The Management Agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s Independent Trustees (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, the components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee to be paid by the Fund to the Advisor under the Management Agreement is reasonable in light of the services to be provided to the Fund.

33

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature and extent of the services, fees, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the Fund to determine breakpoints in the Fund’s fee schedule, provided they are managed using the same investment team and strategy.

Conclusion of the Board. As a result of this process, the Board, in the absence of particular circumstances and assisted by the advice of its independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the Management Agreement be approved and recommended its approval to Fund shareholders.

34

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

35

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Barclays Capital U.S. 1-3 Year Government Bond Index is a component of the U.S. Government Bond Index, which includes treasury and agency securities. The securities have a maturity of one year or more and less than three years.

The Barclays Capital U.S. Aggregate Bond Index represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S. dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Barclays Capital U.S. Corporate Bond Index (investment-grade) consists of publicly issued U.S. corporate and specified foreign debentures that are SEC-registered and meet specific maturity, liquidity, and quality requirements.

The Barclays Capital U.S. Corporate High-Yield Bond Index covers the universe of fixed-rate, non-investment grade corporate debt of issuers in non-emerging market countries. Eurobonds and debt issues from countries designated as emerging markets are excluded.

The Barclays Capital U.S. MBS Index (mortgage-backed securities) is a component of the U.S. Aggregate Bond Index and covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).

The Barclays Capital U.S. Treasury Bond Index is the U.S. Treasury component of the U.S. Government/Credit Bond Index (a subset of the U.S. Aggregate Bond Index), is composed of public obligations of the U.S. Treasury with a remaining maturity of one year or more and excludes Treasury Bills.

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index consists of Treasury inflation-protected securities issued by the U.S. Treasury with a remaining maturity of one year or more.

36

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Government Income Trust
Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

1011
CL-SAN-69829

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY GOVERNMENT INCOME TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 29, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 29, 2010